UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811- 21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31, 2012

Date of reporting period: October 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage

Multi-Sector Income Fund

Annual Report

October 31, 2012

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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The views expressed and any forward-looking statements are as of October 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Multi-Sector Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

During the period, global fixed-income markets fluctuated between periods of risk aversion and corresponding recoveries in investor confidence that drove bond prices higher and yields lower.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Multi-Sector Income Fund for the 12-month period that ended October 31, 2012. Upon reviewing the report, you may notice that your Fund has included a summary portfolio schedule in lieu of a complete portfolio schedule, which we hope will help you focus on your Fund’s principal holdings and assist you in evaluating your Fund’s risk profile and investment strategy. For those investors who wish to see it, the Fund’s full portfolio is still available upon request or via wellsfargoadvantagefunds.com or the web link found on the summary portfolio schedule.

During the period, global fixed-income markets fluctuated between periods of risk aversion and corresponding recoveries in investor confidence that drove bond prices higher and yields lower. On the whole, global bond markets generated positive returns during the period, benefiting from strong rallies over the final three months of the period in the corporate bond and securitized sectors. The lower-rated credit tiers and longest-maturity segments of the fixed-income markets outperformed the higher-quality and shorter-maturity segments during the period, overcoming spates of risk aversion that temporarily damaged security valuations in the spring months of 2012.

Global credit markets were roiled by the European debt crisis.

The 12-month period began on the heels of an escalating credit crisis in Europe that crescendoed in August 2011 and echoed into September 2011. October 2011 saw a modest recovery with the formal announcement of a European debt deal late in the month. These leading events set the tone for the 12-month period that began in November 2011. The prospect of a default in Greek bonds resurfaced in November 2011, stirring waves of global risk aversion that led to resurgent rallies in U.S. Treasuries with declines in the prices of riskier sovereign bonds in Europe and a sharp decline in high-yield bond prices across the globe.

Fortunately, risk aversion abated in December 2011 with a strong recovery in bond pricing that seemed to bolster investor confidence and fortified a trend of declining spreads that carried into the first two months of 2012. Most investment-grade global fixed-income markets continued to generate positive returns during these months, but were nonetheless hindered by spates of risk aversion that would routinely flare up and demand further intervention from central banks in Europe and the U.S. The global bond markets were enthralled to central bank policies in Europe—decisive policymaking would bolster markets while re-escalating crises in Greece and Spain would undercut confidence.

Improving economic trends burgeoned in the U.S. while Europe fell into recession.

The first months of 2012 saw strengthening investor confidence in the U.S. economy despite indications of a recession in Europe. The improving conditions in the U.S. led to greater confidence in the U.S. credit markets, which began to show some resistance to the credit problems of Europe. During these months, the lowest-rated credit tiers of the U.S. domestic fixed-income markets generally performed the best, while the highest-quality credit tiers and U.S. Treasuries generally declined in value as their yields began to shift higher on expectations for a strengthening economy. In Europe, trends were not as pronounced but growing confidence in the U.S. financial system did generally inspire renewed confidence in the valuations of bonds across the globe.

Unfortunately, the trends of improving credit confidence would, once again, be undermined by the woes of Europe. As Greece neared default on its sovereign debt again, politicians began to hint at the possibility of exiting the euro. By early

Letter to shareholders (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	3

May 2012, the default crisis in Europe had escalated to a debate over the viability of the euro, amplifying the crisis to an unprecedented level of worst-case consideration. Consequently, global investors once again rallied to the U.S. Treasury market, driving long-term yields to some of their lowest levels on record. That same month, U.S. Treasuries and the highest-rated credit tiers were the best performers, while the lower-rated credit tiers of the global fixed-income markets generally performed positively but underperformed those sectors.

For several weeks it appeared that investors would continue to prefer higher-quality over riskier asset classes as long as the problems in Europe persisted. The crisis continued to deepen into July 2012, prompting the International Monetary Fund to warn European policymakers of a significant risk of deflation. Running counter to the woes in Europe, U.S. credit markets began to improve in June 2012, benefiting from consistent policy commitment by the Federal Reserve to maintain highly accommodative monetary conditions. In the U.S., the second half of June 2012 and the entire month of July 2012 saw strong performance in the lower-rated and longer-maturity segments of the fixed-income markets as U.S. credit markets tried to remain isolated from the crisis in Europe.

European markets finally followed suit in August 2012 and into September and October 2012 as the European Central Bank (ECB) calmed market fears by announcing a program of “unlimited bond-buying” support and declaring to do “whatever it takes to preserve the euro.” Perhaps the most convincing statement of all for investors was Mario Draghi, the president of the ECB, declaring that “the euro is irreversible.” Global credit markets responded strongly through the final months of the period, with the lowest-rated securities performing best, most notably high-yield corporate bonds and emerging markets debt. Thus, despite intermittent spikes in risk aversion and profound concerns in Europe, the 12-month period finished with a convincing positive trend of strong performance across the global fixed-income markets.

Recent events have not altered our message to shareholders.

The heightened volatility across the global financial markets during the final months of 2011 and much of 2012 and lingering uncertainties about the outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified1 investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your Fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite intermittent spikes in risk aversion and profound concerns in Europe, the 12-month period finished with a convincing positive trend of strong performance across the global fixed-income markets.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

4	Wells Fargo Advantage Multi-Sector Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest-rate risk.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisors, LLC

Wells Capital Management Incorporated

Portfolio managers

Michael Bray, CFA

Christopher Y. Kauffman, CFA

Michael Lee

Niklas Nordenfelt, CFA

Anthony Norris

Alex Perrin

Janet S. Rilling, CFA, CPA

Phillip Susser

Christopher Wightman

Peter Wilson

Average annual total returns1 (%) as of October 31, 2012

	1 Year	5 Year	Since inception 6-25-03
Based on market value	19.33	11.86	7.82
Based on net asset value (NAV) per share	13.69	9.28	8.71

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s annualized expense ratio for the year ended October 31, 2012, is 1.24%, which includes 0.11% of interest expense.

Comparison of NAV vs. market value since inception[2]

The Fund is leveraged through a secured debt borrowing facility and may issue preferred shares. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market price of common shares. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track. Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. This Fund is exposed to mortgage- and asset-backed securities risk.

1.	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total returns do not reflect brokerage commissions or sales charges. If these charges were included, the returns would be lower.

2.	This chart does not reflect any brokerage commissions or sales charges.

Performance highlights (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	5

MANAGER’S DISCUSSION

The Fund returned 19.33% during the 12 months ended October 31, 2012, based on market value. During the same period, the Fund’s return based on NAV was 13.69%.

Strategy

At the beginning of this period, the Fund announced several changes to the investment guidelines and strategies of each of its investment allocations or “sleeves” and the Fund as a whole. The investment allocation ranges changed for the High-yield bond sleeve, International/Emerging Markets sleeve, and the Mortgage/Corporate sleeve. The International/Emerging Markets sleeve strategy was changed to permit investing in emerging market debt securities. The Mortgage/Corporate sleeve strategy was changed to permit investing in fixed-rate mortgages and investment-grade corporate bonds. These changes, combined with other strategy changes, contributed to the Fund’s performance.

Eurozone problems emanating from the euro-periphery countries continued to impact the non-core euro regions (countries outside of Germany, France, United Kingdom, Italy, Netherlands, Belgium, and Luxembourg) throughout the period, which fell back into recession as austerity programs took hold. However, with the European Financial Stability Facility (EFSF), European Stability Mechanism (ESM), Labor Market Training (LMT), Fiscal Compact, and single European Banking Regulation all in the pipeline and above all else the political will to keep the monetary union together, yield spreads from bonds issued by the periphery regions started to stabilize, as did the valuation of the euro. In general, riskier securities across the globe performed strongly, benefiting from continued policy interventions by the European Central Bank and the U.S. Federal Reserve Bank.

During the 12-month period, the international/emerging markets fixed-income portion of the Fund focused on income-oriented securities, specifically finding value in local developed and emerging markets with higher relative yields, yet healthy fundamental sources of cash flow. This positioning had a positive effect on the performance of the Fund as emerging markets debt and high-yield debt outperformed sovereign developed-market debt.

The high-yield asset class in the United States ironically behaved as a perceived safe-haven during a fluctuating and often uncertain economic environment, as investors swarmed into the asset class for a steady source of higher yields. High yield defaults have been low thanks to strong corporate fundamentals consisting of decent earnings, strong balance sheets with large cash positions, cheap and abundant financing, central bank policies encouraging low rates, and sustained liquidity and a manageable maturity schedule for issuers of high-yield bonds. The Fund’s exposure to U.S. high-yield corporate bonds added to returns during the quarter.

In the U.S. investment-grade markets, corporate bonds and structured products generally outperformed U.S. Treasuries during the period as spreads rallied virtually across the board. Commercial mortgage-backed securities (CMBS) and corporate bonds, particularly in the A-rated and BBB-rated tiers, offered some of the best returns. Fixed-rate mortgage-backed securities (MBS) outperformed adjustable-rate mortgages (ARMs). The mortgage/corporate sleeve of the Fund continued to invest in MBS, asset-backed securities, ARMs, and corporate bonds. In general, the lower-rated segments of these sectors were the best contributors to performance during the period.

Ten largest holdings[3] (%) as of October 31, 2012
Poland, 5.25%, 10-25-20	2.72
Russia, 7.85%, 3-10-18	2.48
Hungary, 6.75%, 11-24-17	2.28
Brazil, 10.00%, 1-1-17	2.16
Mexico, 7.25%, 12-15-16	1.94
Texas Competitive Electric Holdings LLC, 3.75%, 10-10-14	1.91
Sprint Capital Corporation, 6.88%, 11-15-28	1.71
Indonesia, 7.38%, 9-15-16	1.56
Turkey, 0.00%, 2-20-13	1.53
South Africa, 6.50%, 2-28-41	1.28

Contributors to performance

The international/emerging markets bond allocation benefited from positioning in the higher-yielding bond markets of Brazil, Colombia, Hungary, Indonesia, Mexico, Poland, Russia, Turkey, and South Africa. Positioning in euro-denominated and British sterling-denominated investment-grade and high-yield corporate debt also added to value. The Fund’s exposure to the high-yield and emerging market sectors were significant contributors to performance. Our currency allocations to the Chilean peso, Colombian peso, Korean won, Mexican peso, and Polish zloty also added value.

The U.S. high-yield bond portion of the Fund saw market forces pushing high-yield bond prices higher and yields lower. Individual credit selection in specific securities with the potential for significant price appreciation helped performance of the Fund during the period.

3.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Multi-Sector Income Fund	Performance highlights (unaudited)

Credit quality[4] as of October 31, 2012

Effective maturity distribution[5] as of October 31, 2012

Country allocation[5] as of October 31, 2012

The mortgage/corporate credit sleeve’s focus on A-rated and BBB-rated credits added value as lower-rated credits outperformed the higher-rated credits during the period. The Fund’s holdings in corporate bonds, CMBS, and residential MBS broadly added value during the period, as credit spreads tightened. Financial sector fixed-income securities contributed to performance.

Detractors from performance

Currency exposure to the Brazilian real, Indonesian rupiah, and South African rand detracted from performance during the period.

The U.S. high-yield bond portion of the Fund maintained a relatively conservative positioning compared with the broader U.S. high-yield market, as we anticipated challenging economic conditions. This positioning restrained performance as “riskier” bonds with either lower quality or longer maturities generally outperformed their “higher-quality” high yield counterparts.

The mortgage/corporate credit sleeve held a slightly conservative duration positioning, preferring to add incremental yield through increased credit exposure rather than increased interest-rate risk. Consequently the lower-duration positioning restrained performance when the markets rallied and the long end of the U.S. Treasury yield curve shifted significantly lower. Duration and yield-curve positioning modestly detracted from performance.

4.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

5.	Percentages are subject to change and are calculated based on the total long-term investments of the Fund.

Performance highlights (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	7

Management outlook

Global market conditions continue to appear characterized by high levels of both consumer and government debt in the old, developed economies that will likely continue to hinder growth. We continue to question where sustainable growth can emerge from in the largest economies. Thus, the international/emerging markets team’s strategy continues to underweight the old, industrialized, lower-yielding economies with structural problems and overweight those economies that not only have higher yields but also have healthier, more sustainable growth, lower deficits (in some cases, surpluses), and central banks that have the ability to maneuver freely.

The high-yield team believes that the majority of U.S. companies within high yield have a sufficient cash cushion to absorb a slight recession before default risk would meaningfully increase. In the team’s view, highly accommodative monetary policy combined with strong corporate balance sheets offers a complementary backdrop of liquidity for high-yield companies to weather a slower revenue-growing environment. We feel that the outlook for high-yield markets demonstrates the potential for continued positive performance but at a more modest pace, and that high yield remains a favorable investment alternative to lower-yielding areas of the fixed-income markets, albeit with additional risk.

Within U.S. mortgages and investment-grade corporate bonds, the team believes that stable interest-rate policy should continue to preserve a comfortable environment for relatively steady bond yields to offer relatively generous compensation from corporate bonds and securitized debt. We continue to focus on the medium-quality credit tiers of A-rated and BBB-rated securities as compelling sources of yield. Approximately 50% of the mortgage/corporate sleeves’ exposure is in corporate fixed-income securities and around 40% is in fixed-rate and floating rate mortgage securities. Our credit exposure remains centered on industrials and financials, particularly in banks. We believe that continued highly accommodative monetary policy should continue to benefit the credit and securitized sectors in the upcoming 12-month period.

8	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2012

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/multisectorincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 3.44%
FHLMC	0.61-8.50%	4-1-15 to 7-25-48	$28,061,618	$14,388,160	2.01%
FNMA	0.56-12.00	1-1-16 to 5-25-42	9,161,054	9,760,504	1.37
Other securities				485,833	0.06

Total Agency Securities (Cost $23,143,513)				24,634,497	3.44

Asset-Backed Securities: 0.14%
Other securities				1,003,067	0.14

Total Asset-Backed Securities (Cost $961,331)				1,003,067	0.14

Common Stocks: 0.07%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Other securities				2,322	0.00

Telecommunication Services: 0.07%

Diversified Telecommunication Services: 0.07%
Other securities				517,044	0.07

Total Common Stocks (Cost $1,617,838)				519,366	0.07

Corporate Bonds and Notes: 58.85%

Consumer Discretionary: 13.26%

Auto Components: 1.20%
Goodyear Tire & Rubber Company	7.00-8.75	8-15-20 to 5-15-22	868,000	945,415	0.13
Other securities				7,633,532	1.07

				8,578,947	1.20

Diversified Consumer Services: 1.41%
Service Corporation International	6.75-8.00	4-1-16 to 11-15-21	3,690,000	4,241,801	0.59
Service Corporation International	7.50	4-1-27	3,965,000	4,222,725	0.59
Other securities				1,639,225	0.23

				10,103,751	1.41

Hotels, Restaurants & Leisure: 3.38%
CCM Merger Incorporated 144A	9.13	5-1-19	4,000,000	3,990,000	0.56
DineEquity Incorporated	9.50	10-30-18	3,475,000	3,913,719	0.55
Greektown Superholdings	13.00	7-1-15	4,125,000	4,429,219	0.62
Other securities				11,843,266	1.65

				24,176,204	3.38

Household Durables: 0.07%
Other securities				489,844	0.07

Internet & Catalog Retail: 0.12%
Other securities				827,474	0.12

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Media: 6.05%
Gray Television Incorporated 144A	7.50%	10-1-20	$3,270,000	$3,229,125	0.45%
Gray Television Incorporated	10.50	6-29-15	5,175,000	5,592,105	0.78
Local TV Finance LLC 144A	9.25	6-15-15	4,775,000	4,852,594	0.68
Other securities				29,632,129	4.14

				43,305,953	6.05

Specialty Retail: 1.03%
Other securities				7,355,983	1.03

Consumer Staples: 0.55%

Food & Staples Retailing: 0.10%
Other securities				659,284	0.10

Food Products: 0.34%
Other securities				2,445,869	0.34

Tobacco: 0.11%
Other securities				798,326	0.11

Energy: 9.59%

Energy Equipment & Services: 2.30%
Other securities				16,452,038	2.30

Oil, Gas & Consumable Fuels: 7.29%
El Paso Corporation	6.50-7.80	6-15-17 to 2-15-37	6,280,000	7,295,812	1.03
Rockies Express Pipeline 144A	3.90-7.50	4-15-15 to 4-15-40	8,563,000	7,769,310	1.09
Sabine Pass LNG LP 144A	6.50	11-1-20	3,720,000	3,794,400	0.53
Sabine Pass LNG LP	7.50	11-30-16	3,750,000	4,096,875	0.57
Other securities				29,187,378	4.07

				52,143,775	7.29

Financials: 11.70%

Capital Markets: 1.08%
E*TRADE Financial Corporation	12.50	11-30-17	4,291,000	4,859,558	0.68
Other securities				2,886,057	0.40

				7,745,615	1.08

Commercial Banks: 1.27%
Other securities				9,084,125	1.27

Consumer Finance: 4.97%
GMAC LLC	7.50	12-31-13	3,620,000	3,841,725	0.54
JBS USA Finance Incorporated	11.63	5-1-14	3,745,000	4,194,400	0.59
Nielsen Finance LLC Company	7.75	10-15-18	5,100,000	5,737,500	0.80
Springleaf Finance Corporation	6.90	12-15-17	4,620,000	4,065,600	0.57

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Finance (continued)
Other securities				$17,707,849	2.47%

				35,547,074	4.97

Diversified Financial Services: 1.94%
Other securities				13,904,243	1.94

Insurance: 0.50%
Other securities				3,576,220	0.50

Real Estate Management & Development: 0.27%
Other securities				1,925,375	0.27

REITs: 1.67%
Dupont Fabros Technology Incorporated	8.50%	12-15-17	$5,560,000	6,116,000	0.85
Other securities				5,797,271	0.82

				11,913,271	1.67

Health Care: 3.44%

Biotechnology: 0.11%
Other securities				805,466	0.11

Health Care Equipment & Supplies: 0.41%
Other securities				2,954,036	0.41

Health Care Providers & Services: 2.28%
Other securities				16,288,465	2.28

Life Sciences Tools & Services: 0.13%
Other securities				896,998	0.13

Pharmaceuticals: 0.51%
Other securities				3,673,381	0.51

Industrials: 2.66%

Aerospace & Defense: 0.23%
Other securities				1,670,188	0.23

Air Freight & Logistics: 0.21%
Other securities				1,527,525	0.21

Airlines: 0.11%
Other securities				783,475	0.11

Commercial Services & Supplies: 1.28%
Other securities				9,127,740	1.28

Machinery: 0.53%
Other securities				3,783,414	0.53

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Professional Services: 0.28%
Other securities				$2,002,260	0.28%

Transportation Infrastructure: 0.02%
Other securities				136,500	0.02

Information Technology: 4.91%

Communications Equipment: 0.31%
Other securities				2,196,138	0.31

Computers & Peripherals: 0.48%
Other securities				3,453,549	0.48

Electronic Equipment, Instruments & Components: 1.25%
Jabil Circuit Incorporated	8.25%	3-15-18	$5,275,000	6,224,500	0.87
Other securities				2,695,684	0.38

				8,920,184	1.25

Internet Software & Services: 0.18%
Other securities				1,276,750	0.18

IT Services: 2.44%
First Data Corporation	11.25	3-31-16	3,720,000	3,636,300	0.51
SunGard Data Systems Incorporated	6.63-10.25	8-15-15 to 11-15-20	7,205,000	7,480,090	1.05
Other securities				6,342,188	0.88

				17,458,578	2.44

Software: 0.25%
Other securities				1,815,674	0.25

Materials: 1.17%

Chemicals: 0.46%
Other securities				3,319,114	0.46

Containers & Packaging: 0.30%
Other securities				2,164,250	0.30

Metals & Mining: 0.09%
Other securities				610,353	0.09

Paper & Forest Products: 0.32%
Other securities				2,273,068	0.32

Telecommunication Services: 7.78%

Diversified Telecommunication Services: 3.56%
GCI Incorporated	6.75-8.63	11-15-19 to 6-1-21	6,050,000	6,500,000	0.91
Intelsat Jackson Holdings Limited	8.50	11-1-19	850,000	954,125	0.13
Syniverse Holdings Incorporated	9.13	1-15-19	5,005,000	5,330,325	0.75
Other securities				12,712,523	1.77

				25,496,973	3.56

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Wireless Telecommunication Services: 4.22%
Crown Castle Towers LLC	5.25-9.00%	1-15-15 to 1-15-40	$2,150,000	$2,376,910	0.33%
Sprint Nextel Corporation	5.95-11.50	3-15-14 to 3-15-32	4,890,000	5,509,131	0.78
Sprint Capital Corporation	6.88	11-15-28	11,985,000	12,254,663	1.71
Other securities				10,058,166	1.40

				30,198,870	4.22

Utilities: 3.79%

Electric Utilities: 1.74%
Mirant Mid-Atlantic LLC Series C	10.06	12-30-28	3,614,632	4,012,242	0.56
Other securities				8,404,194	1.18

				12,416,436	1.74

Gas Utilities: 0.33%
Other securities				2,369,781	0.33

Independent Power Producers & Energy Traders: 1.51%
Calpine Construction Finance Corporation 144A	7.25	10-15-17	4,433,000	4,698,980	0.66
Other securities				6,081,398	0.85

				10,780,378	1.51

Multi-Utilities: 0.21%
Other securities				1,531,107	0.21

Total Corporate Bonds and Notes (Cost $393,134,401)				420,964,022	58.85

Foreign Corporate Bonds and Notes @: 4.54%

Consumer Discretionary: 0.63%

Automobiles: 0.11%
Other securities				795,578	0.11

Hotels, Restaurants & Leisure: 0.35%
Other securities				2,516,257	0.35

Media: 0.17%
Other securities				1,213,261	0.17

Consumer Staples: 0.16%

Food & Staples Retailing: 0.16%
Other securities				1,105,356	0.16

Financials: 2.96%

Commercial Banks: 2.44%
European Investment Bank (AUD)	6.13	1-23-17	6,930,000	7,831,527	1.10
KfW Bankengruppe (NZD)	6.38	2-17-15	4,819,000	4,243,420	0.59
Other securities				5,376,521	0.75

				17,451,468	2.44

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Consumer Finance: 0.08%
Other securities				$552,854	0.08%

Diversified Financial Services: 0.44%
Other securities				3,173,600	0.44

Industrials: 0.40%

Building Products: 0.07%
Other securities				511,179	0.07

Commercial Services & Supplies: 0.05%
Other securities				328,509	0.05

Trading Companies & Distributors: 0.08%
Other securities				566,094	0.08

Transportation Infrastructure: 0.20%
Other securities				1,457,209	0.20

Materials: 0.17%

Metals & Mining: 0.09%
Other securities				654,555	0.09

Paper & Forest Products: 0.08%
Other securities				553,456	0.08

Telecommunication Services: 0.13%

Diversified Telecommunication Services: 0.13%
Other securities				956,517	0.13

Utilities: 0.09%

Water Utilities: 0.09%
Other securities				639,974	0.09

Total Foreign Corporate Bonds and Notes (Cost $27,583,356)				32,475,867	4.54

Foreign Government Bonds @: 27.24%
Australia Series 22 (AUD)	6.00%	7-21-22	4,000,000	4,775,818	0.67
Australia Series 124 (AUD)	5.75	5-15-21	2,750,000	3,446,974	0.48
Brazil (BRL)	8.50	1-5-24	15,500,000	8,928,879	1.25
Brazil (BRL)	10.00	1-1-17	29,000,000	15,474,025	2.16
Chile (CLP)	5.50	8-5-20	1,700,000,000	3,831,757	0.54
Hungary (HUF)	6.75	11-24-17	3,520,000,000	16,281,173	2.28
Indonesia (IDR)	7.38	9-15-16	100,200,000,000	11,155,624	1.56
Indonesia (IDR)	8.25	6-15-32	29,000,000,000	3,598,983	0.50
Malaysia (MYR)	4.26	9-15-16	21,100,000	7,209,204	1.01
Mexico (MXN)	7.25	12-15-16	168,500,000	13,881,394	1.94
New Zealand (NZD)	6.00	12-15-17	6,705,000	6,343,583	0.89
Poland (PLN)	5.25	10-25-20	59,000,000	19,485,994	2.72
Poland (PLN)	5.75	10-25-21	19,000,000	6,486,774	0.91

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Queensland Treasury (AUD)	6.00%	3-1-22	3,600,000	$4,368,469	0.61%
Russia (RUB)	7.85	3-10-18	520,000,000	17,751,670	2.48
South Africa (ZAR)	2.60	3-31-28	66,609,696	8,761,637	1.22
South Africa (ZAR)	6.50	2-28-41	101,000,000	9,124,194	1.28
Thailand (THB)	3.25	6-16-17	216,500,000	7,104,527	0.99
Turkey (TRY) ¤	0.00	2-20-13	20,000,000	10,955,202	1.53
Turkey (TRY)	9.00	3-8-17	6,000,000	3,549,791	0.50
Other securities				12,315,376	1.72

Total Foreign Government Bonds (Cost$ 188,245,522)				194,831,048	27.24

Non-Agency Mortgage Backed Securities: 7.85%
Morgan Stanley	0.47-6.10	12-27-33 to 12-12-49	$14,594,052	9,909,503	1.38
Other securities				46,268,677	6.47

Total Non-Agency Mortgage Backed Securities (Cost $53,750,217)				56,178,180	7.85

Preferred Stocks: 0.10%

Financials: 0.10%

Diversified Financial Services: 0.10%
Other securities				705,780	0.10

Total Preferred Stocks (Cost $675,000)				705,780	0.10

Term Loans: 19.17%
Barrington Broadcasting Group	7.50	12-14-17	3,651,081	3,670,870	0.51
CCM Merger Incorporated	6.00	3-1-17	3,720,963	3,758,173	0.52
Crown Castle International Corporation	4.00	1-31-19	6,600,125	6,630,156	0.93
Federal Mogul Corporation	2.15	12-28-15	3,951,257	3,697,705	0.52
Goodyear Tire & Rubber Company	4.75	4-30-19	6,200,000	6,235,650	0.87
KAR Auction Services Incorporated	5.00	5-19-17	4,945,299	4,967,553	0.69
Local TV Finance LLC	4.22	5-7-15	3,045,848	3,053,462	0.43
LPL Holdings	4.00	3-29-19	3,756,125	3,768,633	0.53
Texas Competitive Electric Holdings LLC	3.75	10-10-14	20,096,983	13,632,387	1.90
Other securities				87,694,296	12.27

Total Term Loans (Cost $139,320,773)				137,108,885	19.17

Yankee Corporate Bonds and Notes: 8.31%

Consumer Discretionary: 0.61%

Diversified Consumer Services: 0.11%
Other securities				763,842	0.11

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Media: 0.50%
Other securities				$3,555,981	0.50%

Consumer Staples: 0.48%

Beverages: 0.12%
Other securities				851,971	0.12

Food Products: 0.25%
Other securities				1,800,000	0.25

Tobacco: 0.11%
Other securities				778,326	0.11

Energy: 1.69%

Energy Equipment & Services: 0.12%
Other securities				862,907	0.12

Oil, Gas & Consumable Fuels: 1.57%
Ship Finance International Limited	8.50%	12-15-13	$3,720,000	3,724,650	0.52
Other securities				7,522,636	1.05

				11,247,286	1.57

Financials: 1.57%

Commercial Banks: 0.85%
Other securities				6,062,075	0.85

Consumer Finance: 0.50%
Other securities				3,568,500	0.50

Diversified Financial Services: 0.22%
Other securities				1,618,410	0.22

Industrials: 0.28%

Airlines: 0.07%
Other securities				528,750	0.07

Commercial Services & Supplies: 0.09%
Other securities				650,149	0.09

Road & Rail: 0.12%
Other securities				835,446	0.12

Information Technology: 0.50%

Computers & Peripherals: 0.39%
Other securities				2,752,000	0.39

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Internet Software & Services: 0.11%
Other securities				$802,865	0.11%

Materials: 1.09%

Metals & Mining: 0.90%
Other securities				6,470,003	0.90

Paper & Forest Products: 0.19%
Other securities				1,329,900	0.19

Telecommunication Services: 1.83%

Diversified Telecommunication Services: 1.40%
Intelsat Luxembourg SA	7.25-11.50%	2-4-17 to 4-1-21	$6,400,000	6,790,502	0.95
Other securities				3,214,315	0.45

				10,004,817	1.40

Wireless Telecommunication Services: 0.43%
Other securities				3,106,238	0.43

Utilities: 0.26%

Electric Utilities: 0.26%
Other securities				1,834,625	0.26

Total Yankee Corporate Bonds and Notes (Cost $56,103,052)				59,424,091	8.31

	Yield		Shares
Short-Term Investments: 3.68%

Investment Companies: 3.68%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.17		26,329,441	26,329,441	3.68

Total Short-Term Investments (Cost $26,329,441)				26,329,441	3.68

Total investments in securities
(Cost $910,864,444)*				954,174,244	133.38
Other assets and liabilities, net				(238,806,452)	(33.38)

Total net assets				$715,367,792	100.00%

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

@	Foreign bond principal is denominated in local currency.

¤	Security issued in zero coupon form with no periodic interest payments.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities and unfunded loans.

*	Cost for federal income tax purposes is $915,061,017 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$56,619,185
Gross unrealized depreciation	(17,505,958)

Net unrealized appreciation	$39,113,227

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	17

Assets
Investments
In unaffiliated securities, at value (see cost below)	$927,844,803
In affiliated securities, at value (see cost below)	26,329,441

Total investments, at value (see cost below)	954,174,244
Foreign currency, at value (see cost below)	29,146
Receivable for investments sold	521,250
Principal paydown receivable	168,232
Receivable for interest	13,856,573
Unrealized gains on forward foreign currency contracts	574,304
Prepaid expenses and other assets	45,533

Total assets	969,369,282

Liabilities
Dividends payable	4,205,500
Payable for investments purchased	18,682,091
Unrealized losses on forward foreign currency exchange contracts	158,492
Secured borrowing payable	230,203,210
Advisory fee payable	467,662
Due to other related parties	42,515
Accrued expenses and other liabilities	242,020

Total liabilities	254,001,490

Total net assets	$715,367,792

NET ASSETS CONSIST OF
Paid-in capital	$774,138,238
Overdistributed net investment income	(4,658,823)
Accumulated net realized losses on investments	(97,847,137)
Net unrealized gains on investments	43,735,514

Total net assets	$715,367,792

NET ASSET VALUE PER SHARE
Based on $715,367,792 divided by 42,055,000 shares issued and outstanding (100,000,000 common shares authorized)	$17.01

Investments in unaffiliated securities, at cost	$884,535,003

Investments in affiliated securities, at cost	$26,329,441

Total investments, at cost	$910,864,444

Foreign currency, at cost	$29,121

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Multi-Sector Income Fund	Statement of operations—year ended October 31, 2012

Investment income
Interest*	$57,405,044
Dividends	64,797
Income from affiliated securities	29,349

Total investment income	57,499,190

Expenses
Advisory fee	5,046,251
Administration fee	458,750
Custody and accounting fees	127,108
Professional fees	60,556
Shareholder report expenses	137,648
Trustees’ fees and expenses	20,197
Transfer agent fees	32,406
Interest expense	766,156
Secured borrowing fees	1,808,327
Other fees and expenses	55,554

Total expenses	8,512,953

Net investment income	48,986,237

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	16,149,748
Forward foreign currency contract transactions	(91,373)

Net realized gains on investments	16,058,375

Net change in unrealized gains (losses) on:
Unaffiliated securities	18,935,375
Forward foreign currency contract transactions	2,356,592

Net change in unrealized gains (losses) on investments	21,291,967

Net realized and unrealized gains (losses) on investments	37,350,342

Net increase in net assets resulting from operations	$86,336,579

* Net of foreign interest withholding taxes of	$49,062

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Multi-Sector Income Fund	19

	Year ended October 31, 2012	Year ended October 31, 2011

Operations
Net investment income	$48,986,237	$46,577,610
Net realized gains on investments	16,058,375	12,228,308
Net change in unrealized gains (losses) on investments	21,291,967	(28,556,729)

Net increase in net assets resulting from operations	86,336,579	30,249,189

Distributions to shareholders from net investment income	(50,466,000)	(51,862,226)

Total increase (decrease) in net assets	35,870,579	(21,613,037)

Net assets
Beginning of period	679,497,213	701,110,250

End of period	$715,367,792	$679,497,213

Overdistributed net investment income	$(4,658,823)	$(2,401,847)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Multi-Sector Income Fund	Statement of cash flows—year ended October 31, 2012

Cash flows from operating activities:
Net increase in net assets resulting from operations	$86,336,579

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(841,739,284)
Proceeds from sales of investment securities	805,642,222
Paydowns	18,549,009
Amortization	(1,439,549)
Sale of short-term investment securities, net	(2,492,130)
Increase in interest receivable	(305,657)
Decrease in receivable for investments sold	1,490,683
Decrease in principal paydown receivable	545,901
Decrease in prepaid expenses and other assets	5,715
Increase in payable for investments purchased	17,517,562
Increase in advisory fee payable	20,694
Increase in due to other related parties	1,882
Increase in accrued expenses and other liabilities	194,573
Unrealized gains on unaffiliated securities	(18,935,375)
Unrealized gains on forward foreign currency contract transactions	(2,356,592)
Net realized gains on unaffiliated securities	(16,742,403)

Net cash provided by operating activities	46,293,830

Cash flows from financing activities:
Cash distributions paid	(50,466,000)
Decrease in reverse repurchase agreements	(99,561,821)
Increase in secured borrowing	100,063,913

Net cash used in financing activities	(49,963,908)

Net decrease in cash	(3,670,078)

Cash (including foreign currency):
Beginning of period	$3,699,224

End of period	$29,146

Supplemental cash disclosure
Cash paid for interest	$797,633

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Multi-Sector Income Fund	21

(For a common share outstanding throughout each period)

	Year ended October 31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.16	$16.67	$15.61	$13.47	$18.74
Net investment income	1.16	1.11	1.21	1.33	1.68
Net realized and unrealized gains (losses) on investments	0.89	(0.39)	1.17	3.26	(5.35)
Distributions to preferred shareholders from net investment income	0.00	0.00	(0.02)[1]	(0.03)[1]	(0.30)[1]

Total from investment operations	2.05	0.72	2.36	4.56	(3.97)
Distributions to common shareholders from
Net investment income	(1.20)	(1.23)	(1.30)	(2.20)	(1.30)
Tax basis return of capital	0.00	0.00	0.00	(0.22)	0.00

Total distributions to common shareholders	(1.20)	(1.23)	(1.30)	(2.42)	(1.30)
Net asset value, end of period	$17.01	$16.16	$16.67	$15.61	$13.47
Market value, end of period	$16.54	$14.97	$16.18	$13.73	$11.68
Total return based on market value[2]	19.33%	0.33%	28.44%	44.93%	(21.43)%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.14%	1.58%	3.07%	1.95%
Net expenses	1.24%	1.14%	1.18%	1.62%	1.90%
Interest expense[3]	0.11%	0.09%	0.08%	0.47%	0.54%
Net investment income	7.13%	6.75%	7.63%[4]	9.65%[4]	7.85%[4]
Supplemental data
Portfolio turnover rate	78%	35%	70%	93%	92%
Net assets of common shareholders, end of period (000s omitted)	$715,368	$679,497	$701,110	$656,404	$566,515

Borrowings outstanding, end of period (000s omitted)	$230,000	$230,000	$230,000	$230,000	$380,000
Asset coverage per $1,000 of borrowing, end of period	$4,110	$3,954	$4,048	$3,854	$2,491

Liquidation value of Preferred Shares, end of period (000s omitted)	N/A	N/A	N/A	$80,035	$80,108
Asset coverage ratio for Preferred Shares, end of period	N/A	N/A	N/A	385%	249%

1.	Calculated based upon average common shares outstanding

2.	Total return is calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

3.	Interest expense ratio relates to interest associated with borrowings and/or leverage transactions.

4.	The net investment income ratio reflects any distributions paid to preferred shareholders.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income consistent with limiting its overall exposure to domestic interest-rate risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements	Wells Fargo Advantage Multi-Sector Income Fund	23

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment adviser to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

24	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to bond premiums, certain distributions paid, consent fees, and foreign currency transactions. At October 31, 2012, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income	Accumulated net realized losses on investments
$(342,689)	$(777,213)	$1,119,902

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of certain capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of October 31, 2012, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $94,018,990 with $4,567,517 expiring in 2016 and $89,451,473 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements	Wells Fargo Advantage Multi-Sector Income Fund	25

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Agency securities	$0	$24,634,497	$0	$24,634,497

Asset-backed securities	0	1,003,067	0	1,003,067

Corporate bonds and notes	0	420,964,022	0	420,964,022

Equity securities
Common stocks	517,044	0	2,322	519,366
Preferred stocks	705,780	0	0	705,780

Foreign corporate bonds and notes	0	32,475,867	0	32,475,867

Foreign government bonds	0	194,831,048	0	194,831,048

Non-agency mortgage backed securities	0	56,178,180	0	56,178,180

Term loans	0	120,269,682	16,839,203	137,108,885

Yankee corporate bonds and notes	0	59,424,091	0	59,424,091

Short-term investments
Investment companies	26,329,441	0	0	26,329,441
	$27,552,265	$909,780,454	$16,841,525	$954,174,244

As of October 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$415,812	$0	$415,812

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended October 31, 2012, the Fund did not have any significant transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Common stocks	Term loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2011	$5,243,760	$0	$3,971,316	$191	$9,215,267
Accrued discounts (premiums)	2,652	0	36,542	0	39,194
Realized gains (losses)	(3,211)	0	9,204	0	5,993
Change in unrealized gains (losses)	366,989	0	29,932	0	396,921
Purchases	0	0	14,431,847	0	14,431,847
Sales	(124,713)	0	(5,397,811)	0	(5,522,524)
Transfers into Level 3	0	2,322	3,758,173	0	3,760,495
Transfers out of Level 3	(5,485,477)	0	0	(191)	(5,485,668)
Balance as of October 31, 2012	$0	$2,322	$16,839,203	$0	$16,841,525
Change in unrealized gains (losses) relating to securities still held at October 31, 2012	$0	$0	$111,510	$0	$111,510

26	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. First International Advisors, LLC, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. Funds Management is entitled to receive an annual administration fee of 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 shares with no par value. For the year ended October 31, 2012 and the year ended October 31, 2011, the Fund did not issue any shares.

6. BORROWING AND LEVERAGE TRANSACTIONS

The Fund has borrowed $230 million through a secured debt financing agreement administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $230 million which expires on February 25, 2013, at which point it may be renegotiated and potentially renewed for another one-year term. At October 31, 2012, the Fund had secured borrowings outstanding in the amount of $230,203,210 (including accrued interest and usage and commitment fees payable).

The Fund’s borrowing under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 1.0%. During the year ended October 31, 2012, an effective interest rate of 0.32% was incurred on the borrowings. Interest expense of $634,043, representing 0.09% of the Fund’s average daily net assets, was incurred during the year ended October 31, 2012.

The Fund has pledged all of its assets to secure the borrowings and currently pays, on a monthly basis, a usage fee at an annual rate of 0.40% of the daily average outstanding principal amount of borrowings and a commitment fee at an annual rate of 0.40% of the product of (i) the daily average outstanding principal amount of borrowings and (ii) 1.02. Prior to February 27, 2012, both the usage fee and commitment fee were charged at an annual rate of 0.50%. The secured borrowing fees on the Statement of Operations of $1,808,327 represents the usage fee, commitment fee, and structuring fees. For the year ended October 31, 2012, the Fund paid structuring fees in the amount of $106,031.

During the year ended October 31, 2012, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $32,222,683 with an effective annual interest rate of 0.41% and paid interest of $132,113 representing 0.02% of the Fund’s average daily net assets. The maximum amount outstanding under reverse repurchase agreements during the year ended October 31, 2012 was $99,573,404 (including accrued interest).

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2012 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$0	$810,309,167	$181,342,011	$511,283,881

As of October 31, 2012, the Fund had unfunded term loan commitments of $14,464,777.

Notes to financial statements	Wells Fargo Advantage Multi-Sector Income Fund	27

8. DERIVATIVE TRANSACTIONS

During the year ended October 31, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At October 31, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at October, 31, 2012	In exchange for U.S. $	Unrealized gains (losses)
11-9-12	State Street Bank	22,900,000	MYR	$7,514,046	$7,473,159	$40,887
11-28-12	State Street Bank	41,600,000	ZAR	4,779,925	4,891,476	(111,551)
11-28-12	State Street Bank	9,000,000	ZAR	1,034,118	1,030,208	3,910
12-3-12	State Street Bank	65,000,000	THB	2,116,505	2,105,604	10,901
12-6-12	State Street Bank	118,600,000	MXN	9,029,124	8,897,364	131,760
12-6-12	State Street Bank	25,000,000	MXN	1,903,272	1,907,554	(4,282)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at October, 31, 2012	In exchange for U.S. $	Unrealized gains (losses)
11-27-12	State Street Bank	12,415,000 TRY	$6,902,740	$6,864,482	$(38,258)
11-28-12	State Street Bank	142,000,000 ZAR	16,316,089	16,702,935	386,846
12-3-12	State Street Bank	65,000,000 THB	2,116,505	2,112,104	(4,401)

The Fund had average contract amounts of $51,548,659 and $28,850,391 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the year ended October 31, 2012.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

9. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $50,466,000 and $51,862,226 of ordinary income for the years ended October 31, 2012 and October 31, 2011, respectively.

As of October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Unrealized gains	Capital loss carryforward
$39,538,942	$(94,018,990)

10. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

28	Wells Fargo Advantage Multi-Sector Income Fund	Notes to financial statements

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Adoption of the ASU will result in additional disclosures in future financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

12. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration Date	Record Date	Payable Date	Per Share Amount
October 26, 2012	November 15, 2012	December 3, 2012	$0.1000
November 7, 2012	December 17, 2012	January 2, 2013	$0.1000

These distributions are not reflected in the accompanying financial statements.

Report of independent registered public accounting firm	Wells Fargo Advantage Multi-Sector Income Fund	29

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and the summary portfolio of investments, of the Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”), as of October 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, statement of cash flows for the year then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Multi-Sector Income Fund as of October 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, its cash flows for the year then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 21, 2012

30	Wells Fargo Advantage Multi-Sector Income Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended October 31, 2012, $31,712,834 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and qualifying dividends on corporate stocks. This rate is scheduled to expire at the end of 2012. In the absence of further Congressional action, the maximum tax rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

In addition, for taxable years beginning after December 31, 2012, absent further Congressional action, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund	31

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds* comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is

525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2003	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

32	Wells Fargo Advantage Multi-Sector Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2003

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma* (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Counsel, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

*	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 77 funds in the Fund Complex.

Automatic dividend reinvestment plan	Wells Fargo Advantage Multi-Sector Income Fund	33

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

34	Wells Fargo Advantage Multi-Sector Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

1-800-730-6001

Website: wellsfargoadvantagefunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

213200 12-12 AMSI/AR143 10-12

ITEM 2. CODE OF ETHICS

As of the end of the period, October 31, 2012, Wells Fargo Advantage Multi-Sector Income Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Advantage Multi-Sector Income Fund has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2011 and October 31, 2012 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

For the fiscal years ended October 31, 2011 and October 31, 2012, the Audit Fees were $54,500 and $53,210, respectively.

(b)

Audit-Related Fees – There were no audit-related fees incurred for the fiscal years ended October 31, 2011 and October 31, 2012 for assurance and related services by the principal accountant for the Registrant.

(c)

Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2011 and October 31, 2012 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

For the fiscal years ended October 31, 2011 and October 31, 2012, the Tax Fees were $1,660 and $1,700, respectively. The incurred Tax Fees are comprised of excise tax review services.

For the fiscal years ended October 31, 2011 and October 31, 2012, the Tax Fees were $1,940 and $1,990, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)

All Other Fees – There were no other fees incurred for the fiscal years ended October 31, 2011 and October 31, 2012.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to Wells Fargo Advantage Multi-Sector Income Fund; (2) non-audit tax or compliance consulting or training services provided to the Fund by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to the Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Non-Audit Fees – There were no non-audit fees billed for the fiscal years ended October 31, 2011 and October 31, 2012, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

(h)

The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. PORTFOLIO OF INVESTMENTS

Portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 3.44%
FHLMC	8.50%	4-1-15	$1,262	$1,228
FHLMC	8.50	7-1-28	108,856	133,587
FHLMC	8.50	3-1-30	63,871	67,233
FHLMC Series 0196 Class A ±	1.05	12-15-21	72,785	73,794
FHLMC Series 1383 ±	5.81	2-1-37	1,228,087	1,324,148
FHLMC Series 2011 Class K16-B ±144A	4.35	11-25-46	1,000,000	1,068,948
FHLMC Series 2011 Class K701-B ±144A	4.29	7-25-48	165,000	175,516
FHLMC Series 2011 Class K702-B ±144A	4.77	4-25-44	740,000	810,139
FHLMC Series 2012 Class B-K705 ±144A	4.16	9-25-44	1,000,000	1,071,380
FHLMC Series 2012 Class K17-B ±144A	4.35	12-25-44	500,000	530,211
FHLMC Series 2012 Class K18-B ±144A	4.26	1-25-45	810,000	837,043
FHLMC Series 2012 Class K19-B ±144A	4.04	5-25-45	1,000,000	1,022,694
FHLMC Series 2012 Class K501-C ±144A	3.49	11-25-46	800,000	780,990
FHLMC Series 2012 Class K706-B ±144A	4.02	11-25-44	500,000	532,112
FHLMC Series 2012 Class K706-C ±144A	4.02	11-25-44	805,000	794,732
FHLMC Series 2012 Class K707-B ±144A	3.88	1-25-47	930,000	973,696
FHLMC Series 2012 Class K709-B ±144A	3.74	4-25-45	1,000,000	1,037,679
FHLMC Series 2012 Class K710-B ±144A	3.82	6-25-47	1,000,000	1,040,835
FHLMC Series 2390 Class FD ±	0.66	12-15-31	68,531	69,028
FHLMC Series 2411 Class F ±	0.76	2-15-32	98,324	99,265
FHLMC Series 2567 Class FH ±	0.61	2-15-33	169,902	170,088
FHLMC Series K020 Class X1 ±(c)	1.48	5-25-22	7,000,000	758,625
FHLMC Series K021 Class X1 ±%%(c)	1.52	6-25-22	9,000,000	1,015,189
FNMA ±	2.56	5-1-36	775,802	811,825
FNMA ±	4.74	9-1-32	1,940,808	2,078,981
FNMA ±	4.84	4-1-34	2,392,749	2,526,356
FNMA	6.00	4-1-33	181,900	206,624
FNMA ±	6.39	9-1-37	1,389,014	1,524,745
FNMA	6.50	11-1-32	64,712	74,593
FNMA	7.50	7-1-17	85,475	92,840
FNMA	7.50	10-1-28	10,907	10,933
FNMA	7.50	11-1-28	160,416	174,013
FNMA	7.50	2-1-30	41,529	42,245
FNMA	7.50	9-1-30	97,119	104,609
FNMA	8.00	12-1-24	3,791	3,799
FNMA	8.00	6-1-30	32,131	32,785
FNMA	12.00	1-1-16	10,325	11,370
FNMA Series 1996-46 Class FA ±	0.72	8-25-21	44,166	44,421
FNMA Series 2001-25 Class Z	6.00	6-25-31	403,551	451,241
FNMA Series 2001-35 Class F ±	0.81	7-25-31	18,820	19,009
FNMA Series 2001-57 Class F ±	0.71	6-25-31	18,948	19,119
FNMA Series 2001-T10 Class A2	7.50	12-25-41	209,327	246,484
FNMA Series 2002-77 Class FH ±	0.61	12-18-32	135,715	136,485
FNMA Series 2002-97 Class FR ±	0.76	1-25-33	39,598	39,773
FNMA Series 2003-W8 Class 3F2 ±	0.56	5-25-42	952,931	954,805
FNMA Series G91-16 Class F ±	0.67	6-25-21	48,637	48,863
FNMA Series G92-17 Class F ±	1.27	3-25-22	102,683	104,586
GNMA	6.50	6-15-28	65,656	76,790
GNMA	7.25	7-15-17	22,718	25,035
GNMA	7.25	8-15-17	49,131	54,304

2	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.25%	8-15-17	$25,427	$28,026
GNMA	7.25	8-15-17	13,207	14,639
GNMA	7.25	9-15-17	37,082	41,133
GNMA	7.25	10-15-17	69,504	76,789
GNMA	7.25	10-15-17	39,939	44,046
GNMA	7.25	11-15-17	31,839	35,001
GNMA	7.25	1-15-18	11,511	12,728
GNMA	7.25	1-15-18	27,321	30,543
GNMA	7.25	2-15-18	27,873	30,907
GNMA	7.25	5-15-18	14,514	15,892

Total Agency Securities (Cost $23,143,513)				24,634,497

Asset-Backed Securities: 0.14%
Bear Stearns Asset Backed Securities Series 2006 Class 1A2 ±	0.43	12-25-35	250,629	246,490
CVS Pass-Through Trust Series T	6.04	12-10-28	634,861	756,577

Total Asset-Backed Securities (Cost $961,331)				1,003,067

			Shares

Common Stocks: 0.07%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †(i)			1,161	2,322

Telecommunication Services: 0.07%

Diversified Telecommunication Services: 0.07%
Fairpoint Communications Incorporated †			70,442	517,044

Total Common Stocks (Cost $1,617,838)				519,366

			Principal

Corporate Bonds and Notes: 58.85%

Consumer Discretionary: 13.26%

Auto Components: 1.20%
Allison Transmission Incorporated 144A	7.13	5-15-19	$3,050,000	3,244,438
Cooper Tire & Rubber Company	7.63	3-15-27	1,895,000	1,930,531
Cooper Tire & Rubber Company	8.00	12-15-19	450,000	504,563
Goodyear Tire & Rubber Company	7.00	5-15-22	400,000	419,500
Goodyear Tire & Rubber Company	8.75	8-15-20	468,000	525,915
Penske Automotive Group Incorporated 144A	5.75	10-1-22	140,000	142,625
United Rentals Financing Escrow Corporation 144A	5.75	7-15-18	1,685,000	1,811,375

				8,578,947

Diversified Consumer Services: 1.41%
Service Corporation International	6.75	4-1-16	475,000	528,438
Service Corporation International	7.00	6-15-17	1,410,000	1,614,450
Service Corporation International	7.00	5-15-19	650,000	711,750
Service Corporation International	7.50	4-1-27	3,965,000	4,222,725
Service Corporation International	7.63	10-1-18	680,000	804,100
Service Corporation International	8.00	11-15-21	475,000	583,063
Sotheby’s 144A	5.25	10-1-22	1,615,000	1,639,225

				10,103,751

Portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure: 3.38%
Ameristar Casinos Incorporated	7.50%	4-15-21	$2,150,000	$2,300,500
Burger King Corporation	9.88	10-15-18	850,000	983,875
CCM Merger Incorporated 144A	9.13	5-1-19	4,000,000	3,990,000
CityCenter Holdings LLC	7.63	1-15-16	175,000	186,813
CityCenter Holdings LLC 144A	7.63	1-15-16	425,000	452,625
CityCenter Holdings LLC ¥	10.75	1-15-17	1,811,822	1,916,002
DineEquity Incorporated	9.50	10-30-18	3,475,000	3,913,719
Greektown Superholdings Incorporated Series A	13.00	7-1-15	4,125,000	4,429,219
NAI Entertainment Holdings LLC 144A	8.25	12-15-17	1,620,000	1,802,250
Penn National Gaming Incorporated	8.75	8-15-19	250,000	279,375
Ruby Tuesday Incorporated 144A	7.63	5-15-20	2,200,000	2,087,250
Scientific Games Corporation	9.25	6-15-19	485,000	539,563
Speedway Motorsports Incorporated	6.75	2-1-19	225,000	239,063
Speedway Motorsports Incorporated	8.75	6-1-16	980,000	1,055,950

				24,176,204

Household Durables: 0.07%
American Greetings Corporation	7.38	12-1-21	475,000	489,844

Internet & Catalog Retail: 0.12%
Expedia Incorporated	5.95	8-15-20	750,000	827,474

Media: 6.05%
Cablevision Systems Corporation	8.63	9-15-17	1,310,000	1,529,425
CBS Corporation	8.88	5-15-19	750,000	1,031,526
CCH II Capital LLC	13.50	11-30-16	3,077,815	3,308,651
CCO Holdings LLC	6.50	4-30-21	900,000	956,250
CCO Holdings LLC	7.00	1-15-19	500,000	537,500
CCO Holdings LLC	8.13	4-30-20	450,000	506,250
Cinemark USA Incorporated	7.38	6-15-21	775,000	854,438
Cinemark USA Incorporated	8.63	6-15-19	350,000	387,625
CSC Holdings LLC	7.63	7-15-18	325,000	376,188
CSC Holdings LLC	7.88	2-15-18	1,100,000	1,276,000
CSC Holdings LLC	8.50	4-15-14	400,000	438,500
DIRECTV Holdings LLC	3.80	3-15-22	750,000	780,703
DISH DBS Corporation	7.88	9-1-19	480,000	562,800
EchoStar DBS Corporation	7.13	2-1-16	125,000	139,688
EchoStar DBS Corporation	7.75	5-31-15	350,000	393,750
Gray Television Incorporated 144A	7.50	10-1-20	3,270,000	3,229,125
Gray Television Incorporated	10.50	6-29-15	5,175,000	5,592,105
Interpublic Group of Companies	4.00	3-15-22	750,000	785,919
Lamar Media Corporation	5.88	2-1-22	650,000	689,000
Lamar Media Corporation	7.88	4-15-18	2,250,000	2,475,000
Lamar Media Corporation Series C	9.75	4-1-14	500,000	555,000
LIN Television Corporation 144A	6.38	1-15-21	275,000	278,438
LIN Television Corporation	8.38	4-15-18	1,625,000	1,755,000
Local TV Finance LLC 144A	9.25	6-15-15	4,775,000	4,852,594
National CineMedia LLC 144A	6.00	4-15-22	1,860,000	1,962,300
National CineMedia LLC	7.88	7-15-21	650,000	710,125
Nexstar Broadcasting Incorporated 144A%%	6.88	11-15-20	1,000,000	1,002,500
Regal Cinemas Corporation	8.63	7-15-19	2,650,000	2,915,000
Salem Communications Corporation	9.63	12-15-16	2,329,000	2,591,013
Time Warner Cable Incorporated	4.00	1-15-22	750,000	833,540

				43,305,953

4	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 1.03%
Advance Auto Parts Incorporated	4.50%	1-15-22	$600,000	$647,263
Gap Incorporated	5.95	4-12-21	600,000	681,311
Limited Brands Incorporated	6.63	4-1-21	800,000	915,001
Macys Retail Holdings Incorporated	3.88	1-15-22	600,000	658,789
RadioShack Corporation	6.75	5-15-19	1,950,000	1,218,750
Rent-A-Center Incorporated	6.63	11-15-20	375,000	405,469
Toys “R” Us Property Company I LLC	10.75	7-15-17	725,000	783,906
Toys “R” Us Property Company II LLC	8.50	12-1-17	1,905,000	2,045,494

				7,355,983

Consumer Staples: 0.55%

Food & Staples Retailing: 0.10%
SABMiller Holdings Incorporated 144A	3.75	1-15-22	600,000	659,284

Food Products: 0.34%
Dole Food Company Incorporated	13.88	3-15-14	1,452,000	1,633,500
Kraft Foods Incorporated 144A	3.50	6-6-22	750,000	812,369

				2,445,869

Tobacco: 0.11%
Lorillard Tobacco Company	6.88	5-1-20	650,000	798,326

Energy: 9.59%

Energy Equipment & Services: 2.30%
Dresser Rand Group Incorporated	6.50	5-1-21	925,000	971,250
Gulfmark Offshore Incorporated 144A	6.38	3-15-22	2,250,000	2,345,625
Hornbeck Offshore Services Incorporated Series B	8.00	9-1-17	2,230,000	2,386,100
NGPL PipeCo LLC 144A	7.12	12-15-17	375,000	402,188
NGPL PipeCo LLC 144A	7.77	12-15-37	2,700,000	2,774,250
NGPL PipeCo LLC 144A	9.63	6-1-19	3,155,000	3,628,250
Oil States International Incorporated	6.50	6-1-19	1,230,000	1,306,875
PHI Incorporated	8.63	10-15-18	2,500,000	2,637,500

				16,452,038

Oil, Gas & Consumable Fuels: 7.29%
Coffeyville Resources LLC 144A	10.88	4-1-17	1,350,000	1,491,750
Crestwood Midstream Part Company	7.75	4-1-19	675,000	690,188
CVR Refining LLC 144A	6.50	11-1-22	1,675,000	1,641,500
Denbury Resources Incorporated	6.38	8-15-21	50,000	54,750
Denbury Resources Incorporated	8.25	2-15-20	1,010,000	1,143,825
El Paso Corporation	6.50	4-1-20	750,000	917,663
El Paso Corporation	6.50	9-15-20	445,000	501,843
El Paso Corporation	7.00	6-15-17	850,000	970,806
El Paso Corporation	7.25	6-1-18	1,585,000	1,829,355
El Paso Corporation	7.42	2-15-37	800,000	878,523
El Paso Corporation	7.80	8-1-31	1,850,000	2,197,622
Encore Acquisition Company	9.50	5-1-16	375,000	404,063
Energy Transfer Equity LP	7.50	10-15-20	3,100,000	3,526,250

Portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	5.20%	2-1-22	$750,000	$860,178
Ferrellgas Finance Corporation	9.13	10-1-17	2,450,000	2,621,500
Holly Corporation	9.88	6-15-17	1,895,000	2,065,550
Kinder Morgan Energy Partners LP	3.95	9-1-22	750,000	818,818
Nabors Industries Incorporated	4.63	9-15-21	750,000	824,092
Petrohawk Energy Corporation	7.88	6-1-15	790,000	823,518
Petrohawk Energy Corporation	10.50	8-1-14	495,000	533,363
Phillips 66 144A	4.30	4-1-22	625,000	702,147
Pioneer Natural Resources Company	3.95	7-15-22	750,000	801,962
Pioneer Natural Resources Company	7.50	1-15-20	1,220,000	1,562,075
Rockies Express Pipeline LLC 144A	3.90	4-15-15	2,000,000	1,980,000
Rockies Express Pipeline LLC 144A	5.63	4-15-20	400,000	381,000
Rockies Express Pipeline LLC 144A	6.88	4-15-40	5,388,000	4,687,560
Rockies Express Pipeline LLC 144A	7.50	7-15-38	775,000	720,750
Plains Exploration & Production Company	8.63	10-15-19	2,885,000	3,180,713
Sabine Pass LNG LP 144A	6.50	11-1-20	3,720,000	3,794,400
Sabine Pass LNG LP	7.50	11-30-16	3,750,000	4,096,875
Suburban Propane Partners LP	7.38	3-15-20	275,000	291,500
Suburban Propane Partners LP 144A	7.38	8-1-21	420,000	449,400
Suburban Propane Partners LP 144A	7.50	10-1-18	422,000	453,650
Susser Holdings LLC	8.50	5-15-16	975,000	1,043,250
Tesoro Corporation	9.75	6-1-19	945,000	1,087,931
Weatherford International Incorporated	6.35	6-15-17	650,000	759,133
Western Gas Partners LP	5.38	6-1-21	503,000	579,552
Williams Partners LP	3.35	8-15-22	750,000	776,720

				52,143,775

Financials: 11.70%

Capital Markets: 1.08%
Ace Securities Corporation ±	0.61	8-25-45	386,362	374,711
Ace Securities Corporation ±	2.84	6-25-33	713,357	683,552
E*TRADE Financial Corporation	12.50	11-30-17	4,291,000	4,859,558
Goldman Sachs Group Incorporated	5.75	1-24-22	750,000	869,894
Oppenheimer Holdings Incorporated	8.75	4-15-18	930,000	957,900

				7,745,615

Commercial Banks: 1.27%
CIT Group Incorporated 144A	4.75	2-15-15	1,475,000	1,526,625
CIT Group Incorporated	5.00	5-15-17	250,000	263,450
CIT Group Incorporated 144A	5.25	4-1-14	750,000	778,125
CIT Group Incorporated	5.25	3-15-18	500,000	531,250
CIT Group Incorporated 144A	5.50	2-15-19	1,275,000	1,359,469
CIT Group Incorporated 144A	6.63	4-1-18	550,000	613,250
City National Bank	5.38	7-15-22	500,000	540,220
Emigrant Bancorp Incorporated 144A(i)	6.25	6-15-14	2,925,000	2,715,295
HSBC Bank USA	6.00	8-9-17	650,000	756,441

				9,084,125

6	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 4.97%
Ally Financial Incorporated	5.50%	2-15-17	$750,000	$793,359
Ally Financial Incorporated	8.30	2-12-15	2,055,000	2,302,114
American General Finance Corporation	5.40	12-1-15	1,625,000	1,519,375
American General Finance Corporation	5.75	9-15-16	1,100,000	981,750
American General Finance Corporation	6.50	9-15-17	200,000	177,124
Clearwire Communications Finance Corporation 144A	12.00	12-1-15	940,000	996,400
Clearwire Communications Finance Corporation 144A	12.00	12-1-15	1,450,000	1,544,250
Ford Motor Credit Company LLC	5.00	5-15-18	650,000	716,665
Ford Motor Credit Company LLC	8.00	12-15-16	250,000	302,660
General Motors Financial Company Incorporated 144A	4.75	8-15-17	275,000	281,437
General Motors Financial Company Incorporated	6.75	6-1-18	1,150,000	1,274,412
GMAC LLC	6.75	12-1-14	1,298,000	1,398,595
GMAC LLC	7.50	12-31-13	3,620,000	3,841,725
Homer City Funding LLC (s)	8.73	10-1-26	1,207,176	1,321,858
International Lease Finance Corporation	6.38	3-25-13	460,000	468,050
International Lease Finance Corporation 144A	6.75	9-1-16	100,000	113,000
International Lease Finance Corporation 144A	7.13	9-1-18	75,000	88,125
International Lease Finance Corporation	8.63	9-15-15	900,000	1,013,400
JBS USA Finance Incorporated	11.63	5-1-14	3,745,000	4,194,400
Level 3 Financing Incorporated	10.00	2-1-18	2,010,000	2,241,150
Nielsen Finance LLC Company 144A	4.50	10-1-20	175,000	174,125
Nielsen Finance LLC Company	7.75	10-15-18	5,100,000	5,737,500
Springleaf Finance Corporation	6.90	12-15-17	4,620,000	4,065,600

				35,547,074

Diversified Financial Services: 1.94%
Bank of America Corporation	3.70	9-1-15	650,000	689,676
Bank of America Corporation	5.70	1-24-22	250,000	297,171
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-21	750,000	836,755
Citigroup Incorporated	4.50	1-14-22	250,000	275,735
Citigroup Incorporated	6.00	8-15-17	650,000	764,837
Discover Financial Services 144A	5.20	4-27-22	750,000	846,404
Fidelity National Information Services Incorporated	5.00	3-15-22	275,000	280,500
General Electric Capital Corporation	4.65	10-17-21	650,000	734,825
Hub International Limited Company 144A	8.13	10-15-18	2,260,000	2,322,150
ING US Incorporated 144A	5.50	7-15-22	750,000	814,610
Moody’s Corporation	5.50	9-1-20	1,302,000	1,474,205
Neuberger Berman Group LLC 144A	5.63	3-15-20	500,000	525,000
Neuberger Berman Group LLC 144A	5.88	3-15-22	650,000	692,250
Nuveen Investments Incorporated	5.50	9-15-15	2,950,000	2,817,250
USI Holdings Corporation 144A	9.75	5-15-15	525,000	532,875

				13,904,243

Insurance: 0.50%
American International Group Incorporated	4.88	6-1-22	750,000	845,079
Hartford Financial Services Group	5.13	4-15-22	650,000	739,466
Liberty Mutual Group Incorporated 144A	4.95	5-1-22	750,000	818,296
Prudential Covered Trust Company 144A	3.00	9-30-15	456,000	473,427
WR Berkley Corporation	4.63	3-15-22	650,000	699,952

				3,576,220

Portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Real Estate Management & Development: 0.27%
Ashtead Capital Incorporated 144A	6.50%	7-15-22	$1,825,000	$1,925,375

REITs: 1.67%
Alexandria Real Estate Company	4.60	4-1-22	650,000	703,061
Dupont Fabros Technology Incorporated	8.50	12-15-17	5,560,000	6,116,000
Essex Portfolio LP 144A	3.63	8-15-22	750,000	751,013
Health Care Incorporated	5.25	1-15-22	650,000	741,589
Host Hotels & Resorts LP	9.00	5-15-17	235,000	254,975
Omega Healthcare Investors Incorporated	6.75	10-15-22	1,775,000	1,934,750
Ventas Incorporated	4.25	3-1-22	650,000	697,120
WEA Finance LLC 144A	4.63	5-10-21	650,000	714,763

				11,913,271

Health Care: 3.44%

Biotechnology: 0.11%
Amgen Incorporated	3.63	5-15-22	750,000	805,466

Health Care Equipment & Supplies: 0.41%
Boston Scientific Corporation	6.00	1-15-20	750,000	889,361
CareFusion Corporation	6.38	8-1-19	750,000	893,375
Hologic Incorporated 144A	6.25	8-1-20	1,105,000	1,171,300

				2,954,036

Health Care Providers & Services: 2.28%
Apria Healthcare Group Incorporated	11.25	11-1-14	590,000	607,700
Aristotle Holding Incorporated 144A	3.90	2-15-22	665,000	726,201
Aviv Healthcare Properties LP	7.75	2-15-19	1,025,000	1,080,094
Centene Corporation	5.75	6-1-17	1,000,000	1,075,000
Community Health Systems Incorporated	5.13	8-15-18	375,000	389,063
Community Health Systems Incorporated	7.13	7-15-20	775,000	819,563
Coventry Health Care Incorporated	5.45	6-15-21	750,000	876,231
DaVita HealthCare Partners Incorporated	5.75	8-15-22	525,000	548,625
Emergency Medical Services Corporation	8.13	6-1-19	425,000	450,500
HCA Incorporated	4.75	5-1-23	325,000	325,000
HCA Incorporated	6.50	2-15-20	1,875,000	2,071,875
HCA Incorporated	7.50	11-15-95	800,000	684,000
HCA Incorporated	8.50	4-15-19	375,000	421,406
Health Management Associates Incorporated	6.13	4-15-16	175,000	190,750
HealthSouth Corporation	5.75	11-1-24	800,000	808,000
HealthSouth Corporation	7.25	10-1-18	360,000	388,800
HealthSouth Corporation	7.75	9-15-22	360,000	394,200
Humana Incorporated	7.20	6-15-18	750,000	927,956
MPT Operating Partnership LP	6.38	2-15-22	475,000	495,188
MPT Operating Partnership LP	6.88	5-1-21	775,000	837,000
PSS World Medical Incorporated	6.38	3-1-22	320,000	382,000
Sabra Health Care LP	8.13	11-1-18	1,450,000	1,555,125
Tenet Healthcare Corporation 144A	4.75	6-1-20	150,000	148,688
Tenet Healthcare Corporation	10.00	5-1-18	75,000	85,500

				16,288,465

8	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services: 0.13%
Life Technologies Corporation	6.00%	3-1-20	$750,000	$896,998

Pharmaceuticals: 0.51%
Mylan Incorporated 144A	6.00	11-15-18	725,000	772,125
Mylan Incorporated 144A	7.63	7-15-17	1,125,000	1,254,375
Mylan Incorporated 144A	7.88	7-15-20	775,000	874,781
Watson Pharmaceuticals Incorporated	3.25	10-1-22	750,000	772,100

				3,673,381

Industrials: 2.66%

Aerospace & Defense: 0.23%
GeoEye Incorporated	9.63	10-1-15	485,000	539,563
TransDigm Group Incorporated 144A	5.50	10-15-20	300,000	303,750
TransDigm Group Incorporated	7.75	12-15-18	750,000	826,875

				1,670,188

Air Freight & Logistics: 0.21%
Bristow Group Incorporated	6.25	10-15-22	1,460,000	1,527,525

Airlines: 0.11%
Delta Air Lines Incorporated	4.75	5-7-21	740,000	783,475

Commercial Services & Supplies: 1.28%
ADT Corporation 144A	3.50	7-15-22	750,000	762,453
Corrections Corporation of America	7.75	6-1-17	1,270,000	1,357,313
Covanta Holding Corporation	6.38	10-1-22	225,000	244,749
Covanta Holding Corporation	7.25	12-1-20	230,000	255,235
Crown Cork & Seal Company Incorporated(i)	7.50	12-15-96	600,000	558,000
Geo Group Incorporated	7.75	10-15-17	1,450,000	1,575,063
Interface Incorporated	7.63	12-1-18	125,000	135,156
Iron Mountain Incorporated	8.38	8-15-21	1,385,000	1,530,425
KAR Holdings Incorporated ±	4.44	5-1-14	1,150,000	1,150,012
Penske Truck Leasing Company 144A	3.75	5-11-17	750,000	765,506
Republic Services Incorporated	3.55	6-1-22	750,000	793,828

				9,127,740

Machinery: 0.53%
Cleaver-Brooks Incorporated 144A	12.25	5-1-16	630,000	674,888
Columbus McKinnon Corporation	7.88	2-1-19	725,000	777,563
H&E Equipment Services Incorporated 144A	7.00	9-1-22	1,860,000	1,934,400
Titan International Incorporated	7.88	10-1-17	375,000	396,563

				3,783,414

Professional Services: 0.28%
Interactive Data Corporation	10.25	8-1-18	1,250,000	1,400,000
Verisk Analytics Incorporated	5.80	5-1-21	530,000	602,260

				2,002,260

Portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Transportation Infrastructure: 0.02%
Overseas Shipholding Group	7.50%	2-15-24	$525,000	$136,500

Information Technology: 4.91%

Communications Equipment: 0.31%
Allbritton Communications Company	8.00	5-15-18	1,275,000	1,383,375
Lucent Technologies Incorporated	6.45	3-15-29	1,285,000	812,763

				2,196,138

Computers & Peripherals: 0.48%
Hewlett Packard Company	4.05	9-15-22	750,000	721,705
NCR Corporation 144A	5.00	7-15-22	2,675,000	2,731,844

				3,453,549

Electronic Equipment, Instruments & Components: 1.25%
CDW Financial Corporation	12.54	10-12-17	1,725,000	1,847,906
Jabil Circuit Incorporated	8.25	3-15-18	5,275,000	6,224,500
L-3 Communications Corporation	4.95	2-15-21	750,000	847,778

				8,920,184

Internet Software & Services: 0.18%
Equinix Incorporated	7.00	7-15-21	75,000	83,250
Equinix Incorporated	8.13	3-1-18	1,085,000	1,193,500

				1,276,750

IT Services: 2.44%
Audatex North American Incorporated 144A	6.75	6-15-18	750,000	804,375
Fidelity National Information Services Incorporated	7.63	7-15-17	400,000	436,500
Fidelity National Information Services Incorporated	7.88	7-15-20	1,000,000	1,117,500
First Data Corporation 144A	7.38	6-15-19	625,000	646,875
First Data Corporation	11.25	3-31-16	3,720,000	3,636,300
SunGard Data Systems Incorporated 144A%%	6.63	11-1-19	1,375,000	1,387,031
SunGard Data Systems Incorporated	7.38	11-15-18	2,125,000	2,287,031
SunGard Data Systems Incorporated	7.63	11-15-20	250,000	271,563
SunGard Data Systems Incorporated	10.25	8-15-15	3,455,000	3,534,465
TW Telecommunications Holdings Incorporated 144A	5.38	10-1-22	2,525,000	2,594,438
TW Telecommunications Holdings Incorporated	8.00	3-1-18	675,000	742,500

				17,458,578

Software: 0.25%
CA Incorporated	5.38	12-1-19	750,000	872,174
Nuance Communications Incorporated 144A	5.38	8-15-20	925,000	943,500

				1,815,674

Materials: 1.17%

Chemicals: 0.46%
Dow Chemical Company	4.13	11-15-21	750,000	819,064
Huntsman International LLC	5.50	6-30-16	1,260,000	1,263,150

10	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Tronox Finance LLC 144A	6.38%	8-15-20	$1,240,000	$1,236,900

				3,319,114

Containers & Packaging: 0.30%
Crown Americas LLC	7.63	5-15-17	450,000	478,125
Owens-Brockway Glass Container Incorporated	3.00	6-1-15	200,000	196,875
Owens-Illinois Incorporated	7.80	5-15-18	1,295,000	1,489,250

				2,164,250

Metals & Mining: 0.09%
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-22	600,000	610,353
Indalex Holdings Corporation (s)(a)(i)	11.50	2-1-14	3,170,000	0

				610,353

Paper & Forest Products: 0.32%
Clearwater Paper Corporation	10.63	6-15-16	545,000	600,181
Georgia-Pacific Corporation	8.88	5-15-31	1,080,000	1,672,887

				2,273,068

Telecommunication Services: 7.78%

Diversified Telecommunication Services: 3.56%
Avaya Incorporated	9.75	11-1-15	575,000	511,750
CenturyLink Incorporated	5.80	3-15-22	600,000	631,003
Citizens Communications Company	7.88	1-15-27	1,805,000	1,818,538
Frontier Communications Corporation	8.13	10-1-18	845,000	956,963
Frontier Communications Corporation	8.25	5-1-14	4,000	4,350
Frontier Communications Corporation	8.25	4-15-17	1,040,000	1,198,600
Frontier Communications Corporation	8.50	4-15-20	525,000	606,375
GCI Incorporated	6.75	6-1-21	425,000	425,000
GCI Incorporated	8.63	11-15-19	5,625,000	6,075,000
Intelsat Jackson Holdings Limited	8.50	11-1-19	850,000	954,125
Qwest Corporation	7.13	11-15-43	795,000	800,963
Qwest Corporation	7.25	9-15-25	1,040,000	1,232,863
Qwest Corporation	7.63	8-3-21	230,000	259,317
SBA Telecommunications Incorporated 144A	5.75	7-15-20	2,000,000	2,080,000
SBA Telecommunications Incorporated	8.25	8-15-19	15,000	16,763
Syniverse Holdings Incorporated	9.13	1-15-19	5,005,000	5,330,325
Windstream Corporation	7.88	11-1-17	2,330,000	2,595,038

				25,496,973

Wireless Telecommunication Services: 4.22%
American Tower Corporation	5.90	11-1-21	650,000	777,844
CC Holdings LLC 144A	7.75	5-1-17	325,000	346,125
Cricket Communications Incorporated	7.75	5-15-16	1,705,000	1,803,038
Cricket Communications Incorporated	7.75	10-15-20	1,550,000	1,598,438
Crown Castle International Corporation 144A	5.25	1-15-23	1,000,000	1,035,000
Crown Castle International Corporation	7.13	11-1-19	75,000	82,313
Crown Castle International Corporation	9.00	1-15-15	325,000	347,750

Portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
Crown Castle Towers LLC 144A	6.11%	1-15-40	$750,000	$911,847
iPCS Incorporated ¥	3.69	5-1-14	1,357,019	1,350,234
MetroPCS Communications Incorporated	6.63	11-15-20	2,225,000	2,391,875
MetroPCS Communications Incorporated	7.88	9-1-18	775,000	848,625
Motorola Solutions Incorporated	3.75	5-15-22	750,000	779,387
Nextel Communications Series F	5.95	3-15-14	2,085,000	2,087,606
SBA Communications Corporation 144A	5.63	10-1-19	160,000	162,600
Sprint Capital Corporation	6.88	11-15-28	11,985,000	12,254,663
Sprint Capital Corporation	8.75	3-15-32	1,855,000	2,188,900
Sprint Nextel Corporation 144A	9.00	11-15-18	325,000	401,375
Sprint Nextel Corporation	11.50	11-15-21	625,000	831,250

				30,198,870

Utilities: 3.79%

Electric Utilities: 1.74%
DPL Incorporated	7.25	10-15-21	1,450,000	1,634,875
Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-17	500,000	506,250
Great Plains Energy Incorporated	4.85	6-1-21	750,000	851,264
IPALCO Enterprises Incorporated	5.00	5-1-18	1,075,000	1,134,125
IPALCO Enterprises Incorporated 144A	7.25	4-1-16	1,925,000	2,143,384
Mirant Mid-Atlantic LLC Series C	10.06	12-30-28	3,614,632	4,012,242
Otter Tail Corporation	9.00	12-15-16	1,835,000	2,124,013
PNM Resources Incorporated	9.25	5-15-15	9,000	10,283

				12,416,436

Gas Utilities: 0.33%
AmeriGas Finance LLC	6.75	5-20-20	1,775,000	1,908,125
AmeriGas Finance LLC	7.00	5-20-22	425,000	461,656

				2,369,781

Independent Power Producers & Energy Traders: 1.51%
Calpine Construction Finance Corporation 144A	7.25	10-15-17	4,433,000	4,698,980
Calpine Construction Finance Corporation 144A	8.00	6-1-16	1,350,000	1,441,125
NRG Energy Incorporated 144A(i)	7.75	12-15-25	910,000	937,300
NRG Energy Incorporated	8.50	6-15-19	1,615,000	1,748,238
Reliant Energy Incorporated	7.63	6-15-14	450,000	481,500
Reliant Energy Incorporated	9.24	7-2-17	946,943	1,034,535
Reliant Energy Incorporated	9.68	7-2-26	410,000	438,700

				10,780,378

Multi-Utilities: 0.21%
Ameren Illinois Company	9.75	11-15-18	500,000	694,063
CMS Energy Corporation	5.05	3-15-22	750,000	837,044

				1,531,107

Total Corporate Bonds and Notes (Cost $393,134,401)				420,964,022

12	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Foreign Corporate Bonds and Notes @: 4.54%

Consumer Discretionary: 0.63%

Automobiles: 0.11%
Aston Martin Capital Limited (GBP)	9.25%	7-15-18	200,000	$270,303
Jaguar Land Rover plc (GBP)	8.25	3-15-20	300,000	525,275

				795,578

Hotels, Restaurants & Leisure: 0.35%
Casino Guichard Perrachon SA (EUR)	4.73	5-26-21	900,000	1,317,855
ODEON & UCI Cinemas Group (GBP)	9.00	8-1-18	300,000	498,648
William Hill plc (GBP)	7.13	11-11-16	396,000	699,754

				2,516,257

Media: 0.17%
Telenet Finance V Luxembourg SCA (EUR)	6.25	8-15-22	400,000	534,014
UPC Holding BV (EUR)	9.63	12-1-19	470,000	679,247

				1,213,261

Consumer Staples: 0.16%

Food & Staples Retailing: 0.16%
Foodcorp Limited (EUR)	8.75	3-1-18	820,000	1,105,356

Financials: 2.96%

Commercial Banks: 2.44%
Eurofima (AUD)	6.25	12-28-18	2,450,000	2,805,845
European Investment Bank (AUD)	6.13	1-23-17	6,930,000	7,831,527
International Bank for Reconstruction & Development (AUD)	5.75	10-1-20	950,000	1,118,969
KfW Bankengruppe (AUD)	6.25	12-4-19	1,225,000	1,451,707
KfW Bankengruppe (NZD)	6.38	2-17-15	4,819,000	4,243,420

				17,451,468

Consumer Finance: 0.08%
Fiat Industrial SpA (EUR)	6.25	3-9-18	400,000	552,854

Diversified Financial Services: 0.44%
General Electric Capital Corporation (NZD)	7.63	12-10-14	2,000,000	1,773,759
Voto-Votorantim Limited (EUR)	5.25	4-28-17	1,000,000	1,399,841

				3,173,600

Industrials: 0.40%

Building Products: 0.07%
Heidelbergcement AG (EUR)	8.50	10-31-19	330,000	511,179

Commercial Services & Supplies: 0.05%
Iron Mountain Incorporated (EUR)	6.75	10-15-18	250,000	328,509

Portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Trading Companies & Distributors: 0.08%
Rexel SA (EUR)	7.00%	12-17-18	200,000	$282,561
Rexel SA (EUR)	8.25	12-15-16	200,000	283,533

				566,094

Transportation Infrastructure: 0.20%
Heathrow Funding Limited (EUR)	4.60	2-15-18	1,000,000	1,457,209

Materials: 0.17%

Metals & Mining: 0.09%
New World Resources NV (EUR)	7.38	5-15-15	500,000	654,555

Paper & Forest Products: 0.08%
Smurfit Kappa Funding plc (EUR)	7.25	11-15-17	400,000	553,456

Telecommunication Services: 0.13%

Diversified Telecommunication Services: 0.13%
Telefonica Emisiones Company (EUR)	4.69	11-11-19	300,000	399,774
Virgin Media Finance plc (GBP)	8.88	10-15-19	300,000	556,743

				956,517

Utilities: 0.09%

Water Utilities: 0.09%
Zinc Capital SA (EUR)	8.88	5-15-18	500,000	639,974

Total Foreign Corporate Bonds and Notes (Cost $27,583,356)				32,475,867

Foreign Government Bonds @: 27.24%
Australia Series 22 (AUD)	6.00	7-21-22	4,000,000	4,775,818
Australia Series 124 (AUD)	5.75	5-15-21	2,750,000	3,446,974
Brazil (BRL)	8.50	1-5-24	15,500,000	8,928,879
Brazil (BRL)	10.00	1-1-17	29,000,000	15,474,025
Chile (CLP)	5.50	8-5-20	1,700,000,000	3,831,757
Colombia (COP)	7.75	4-14-21	5,250,000,000	3,611,271
Hungary (HUF)	6.75	11-24-17	3,520,000,000	16,281,173
Indonesia (IDR)	7.38	9-15-16	100,200,000,000	11,155,624
Indonesia (IDR)	8.25	6-15-32	29,000,000,000	3,598,983
Korea (KRW)	5.25	9-10-15	1,850,000,000	1,807,648
Korea (KRW)	5.25	3-10-27	2,830,000,000	3,267,285
Malaysia (MYR)	4.26	9-15-16	21,100,000	7,209,204
Mexico (MXN)	7.25	12-15-16	168,500,000	13,881,394
New Zealand (NZD)	6.00	12-15-17	6,705,000	6,343,583
Peru (PEN)	7.84	8-12-20	7,600,000	3,629,172
Poland (PLN)	5.25	10-25-20	59,000,000	19,485,994
Poland (PLN)	5.75	10-25-21	19,000,000	6,486,774
Queensland Treasury (AUD)	6.00	3-1-22	3,600,000	4,368,469
Russia (RUB)	7.85	3-10-18	520,000,000	17,751,670
South Africa (ZAR)	2.60	3-31-28	66,609,696	8,761,637
South Africa (ZAR)	6.50	2-28-41	101,000,000	9,124,194
Thailand (THB)	3.25	6-16-17	216,500,000	7,104,527
Turkey (TRY) ¤	0.00	2-20-13	20,000,000	10,955,202
Turkey (TRY)	9.00	3-8-17	6,000,000	3,549,791

Total Foreign Government Bonds (Cost $188,245,522)				194,831,048

14	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities: 7.85%
American General Mortgage Loan Series 2009 Series 1-A6 ±144A	5.75%	9-25-48	$1,000,000	$1,020,829
American General Mortgage Loan Series 2010 Class 1A-A3 ±144A	5.65	3-25-58	460,000	478,642
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.11	9-25-46	3,966,640	2,318,850
Asset Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-33	321,217	316,405
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.86	7-10-44	1,340,000	1,387,228
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.25	2-10-51	550,000	623,143
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-35	680,992	727,689
Banc of America Funding Corporation Series 2009 Class R6-3A1 ±144A	2.38	1-26-37	83,331	84,223
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	3.06	2-25-33	190,675	177,032
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.89	6-11-50	318,000	355,337
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-50	100,000	111,152
Carrington Mortgage Loan Trust Series 2005-FRE1 Class A5 ±	0.49	12-25-35	85,811	84,282
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-32	570,946	574,794
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-32	195,885	199,642
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-34	305,000	305,618
Chase Funding Mortgage Loan Series 2003 Class 5-1A4	4.40	2-25-30	138,370	138,959
Citigroup Commercial Mortgage Series 2006 Class C4 ±	5.73	3-15-49	680,000	758,574
Citigroup Commercial Mortgage Series 2006 Class C5	5.46	10-15-49	325,000	365,346
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.70	12-10-49	450,000	497,447
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C ±144A	4.88	9-10-45	1,000,000	1,076,846
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.59	12-25-33	134,491	122,493
Commercial Mortgage Pass Through Trust Series 2006-C8 Class AM	5.35	12-10-46	595,000	657,595
Commercial Mortgage Pass Through Trust Series 2012-CR2 Class C ±	4.86	8-15-45	1,000,000	1,073,693
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.91	2-25-34	97,099	98,468
Countrywide Home Loans Series 2003-48 Class 2A2 ±	0.72	10-25-33	264,050	259,507
Credit Based Asset Servicing Series 2005-CB2 Class M1 ±	0.65	4-25-36	370,469	347,666
Credit Suisse First Boston Mortgage Securities Series 2002-AR13 Class A4 ±	2.37	5-25-32	101,843	100,176
Credit Suisse First Boston Mortgage Securities Series 2002-AR5 Class 1A1 ±	2.28	9-25-32	689,020	650,570
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	3.00	6-25-33	299,982	277,042
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.59	3-25-33	60,739	59,625
Credit Suisse Mortgage Capital Certificate Series 2006 ±	5.81	6-15-38	1,000,000	1,099,083
Credit Suisse Mortgage Capital Certificate Series 2006-C4 Class AM	5.51	9-15-39	1,000,000	1,054,431
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-34	423,501	436,565
First Franklin Mortgage Loan Assets Series 2005-FT9 Class A3 ±	0.49	10-25-35	181,413	181,033
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-34	495,692	488,551
Fremont Home Loan Trust Series 2006-2 Class 2A2 ±	0.32	2-25-36	25,611	25,555
Global Mortgage Securitization Limited Series 2004-A Class A2 ±144A	0.53	11-25-32	737,407	681,604
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.87	7-10-38	2,570,000	2,861,438
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-49	475,000	558,569
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.62	4-10-38	835,000	917,457
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.79	8-10-45	1,000,000	1,148,168
GS Mortgage Securities Trust Series 2010-C1 Class X ±144A(c)	1.55	8-10-43	6,653,501	547,876
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.63	5-10-45	4,984,770	766,433
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.99	6-25-34	110,974	112,403
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 ±144A	0.51	3-25-35	174,097	166,263
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A ±144A	0.51	5-25-36	463,290	455,515
JPMorgan Chase Commercial Mortgage Trust Series 2006-LDP9 Class AM	5.37	5-15-47	1,000,000	1,041,373
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-47	875,000	957,962

Portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB20 Class AM ±	5.88%	2-12-51	$785,000	$899,888
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	3.00	7-25-34	166,428	165,882
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	4.88	7-25-34	200,000	199,261
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	4.47	6-25-35	575,000	584,074
JPMorgan Mortgage Trust Series 2005-A5 Class 3A2 ±	2.75	8-25-35	474,063	476,546
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 ±144A	6.00	2-27-37	108,318	110,777
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 ±144A	6.00	2-27-37	622,720	638,043
LB UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-40	750,000	833,554
LB-UBS Commercial Mortgage Trust Series 2008-C1 ClassAM ±	6.16	4-15-41	820,000	934,644
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.38	12-25-36	3,479,846	1,865,754
MASTR Adjustable Rate Mortgage Series 2003-6 Class 3A1 ±	2.76	12-25-33	941,541	933,667
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-20	143,401	146,467
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM ±	5.20	12-12-49	340,000	370,453
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-7 Class A4 ±	5.73	6-12-50	470,000	537,187
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-49	829,000	972,795
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-36	120,000	123,453
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.69	5-12-39	565,000	631,157
Mid State Trust Series 11 Class A1	4.86	7-15-38	296,820	306,201
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.42	1-25-29	259,514	243,038
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class C	4.54	11-15-45	1,000,000	1,025,872
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.26	12-27-33	887,669	818,723
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4B	5.04	8-13-42	650,000	700,365
Morgan Stanley Capital I Trust Series 2006-HQ8 Class AM ±	5.47	3-12-44	1,000,000	1,096,676
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-44	1,000,000	1,050,911
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-44	25,000	28,058
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-41	500,000	551,653
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-43	500,000	548,298
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-44	500,000	558,567
Morgan Stanley Capital I Trust Series 2007-LQ16 Class AM ±	6.10	12-12-49	800,000	922,719
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B ±144A	5.79	8-15-45	615,000	676,997
Morgan Stanley Capital I Trust Series 2010-R5 Class 3A ±144A	0.47	3-26-37	227,454	224,530
Morgan Stanley Capital I Trust Series 2012-C4 Class C ±144A	5.53	3-15-45	900,000	1,021,695
Morgan Stanley Capital I Trust Series 2012-C5 Class XA ±144A(c)	1.94	8-15-45	5,988,929	684,439
New Century Home Equity Loan Series 2004-3 Class M1 ±	1.14	11-25-34	1,165,049	880,158
RAAC Series 2005-SP2 Class 1A3 ±	0.61	5-25-44	175,908	175,822
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-35	869,763	884,576
Residential Asset Mortgage Products Incorporated Series 2006-EFC1 Class A2 ±	0.41	2-25-36	356,530	345,437
Residential Asset Securities Series 2004-KS3 Class AI4 ±	3.77	1-25-32	381,039	385,093
Residential Funding Mortgage Securities I Series 2004-S9 Class 1A19	5.50	12-25-34	200,000	201,874
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.76	12-25-30	211,089	206,565
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-33	843,682	843,555
Soundview Home Equity Loan Trust Series 2005-OPT2 Class A5 ±	0.58	8-25-35	152,548	151,833
Structured Asset Investment Loan Trust Series 2005-4 Class M1 ±	0.61	5-25-35	78,963	78,284
Structured Asset Securities Corporation Series 1998-8 Class A3 ±	0.73	8-25-28	110,422	109,449
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.51	10-25-27	154,408	152,626
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.35	11-25-33	375,520	334,865
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-45	1,220,000	1,355,893
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-34	420,635	440,654

Total Non-Agency Mortgage Backed Securities (Cost $53,750,217)				56,178,180

16	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2012

Security name	Dividend yield		Shares	Value

Preferred Stocks: 0.10%

Financials: 0.10%

Diversified Financial Services: 0.10%
GMAC Capital Trust I ±	6.34%		27,000	$705,780

Total Preferred Stocks (Cost $675,000)				705,780

	Interest rate	Maturity date	Principal

Term Loans: 19.17%
ADS Waste Holdings Incorporated <(i)	0.00	9-11-19	$1,085,116	1,094,882
Advantage Sales & Marketing LLC	9.25	6-18-18	475,000	475,000
Allison Transmission Incorporated	2.72	8-7-14	913,769	914,455
Allison Transmission Incorporated <	4.25	8-30-19	2,465,929	2,476,384
American Capital Holdings Incorporated	5.50	7-19-16	315,167	317,137
Ameristar Casinos Incorporated	4.00	4-13-18	1,009,997	1,015,229
AOT Bedding Super Holdings LLC <	0.00	9-19-19	545,844	545,260
Applied Systems Incorporated	5.50	3-8-19	597,000	597,000
Atlantic Broadband Finance LLC <	0.00	9-20-19	203,142	204,666
Atlantic Broadband Finance LLC	5.25	4-3-19	1,845,375	1,850,764
B&G Foods Incorporated	4.50	11-18-18	769,188	774,956
Barrington Broadcasting Group	7.50	12-14-17	3,651,081	3,670,870
Capital Automotive LP	5.25	3-10-17	3,568,820	3,586,664
CCC Information Services Incorporated	5.75	11-11-15	192,872	192,630
CCM Merger Incorporated	6.00	3-1-17	3,720,963	3,758,173
Charter Communications Operating LLC	4.00	4-26-19	1,865,625	1,877,864
Coinmach Corporation	3.21	11-20-14	3,304,387	3,194,252
Community Health Systems Incorporated	2.71	10-25-16	1,277,927	1,273,940
Covanta Energy Holdings	4.00	3-23-19	2,587,000	2,588,630
Cricket Communications Incorporated	4.75	10-3-19	300,000	300,939
Crown Castle International Corporation	4.00	1-31-19	6,600,125	6,630,156
DaVita HealthCare Partners Incorporated <	0.00	9-2-19	1,141,112	1,141,112
DineEquity Incorporated	4.25	10-19-17	1,439,760	1,448,989
Dunkin Brands Incorporated	4.00	11-23-17	3,173,479	3,179,604
Energy Transfer Equity LP	3.75	3-21-17	1,000,000	995,750
Entercom Radio LLC	6.25	11-30-18	1,315,791	1,325,107
Fairpoint Communications Incorporated	6.50	1-22-16	2,628,169	2,441,385
Federal Mogul Corporation	2.15	12-29-14	3,420,282	3,200,802
Federal Mogul Corporation	2.15	12-28-15	3,951,257	3,697,705
Fidelity National Information Services Incorporated <	0.00	3-30-17	875,000	871,876
First Data Corporation	2.96	9-24-14	240,485	239,958
Focus Brands Incorporated	6.28	3-5-18	408,061	412,142
Focus Brands Incorporated	10.25	8-22-18	1,300,000	1,313,000
Genesys Telecommunication	6.75	1-25-19	1,965,125	1,985,385
Getty Images Incorporated	4.75	9-13-19	763,447	765,034
Goodyear Tire & Rubber Company	4.75	4-30-19	6,200,000	6,235,650
Helm Holdings Corporation	6.25	6-2-17	2,599,383	2,596,134
HHI Holdings LLC <	0.00	10-3-18	1,731,523	1,724,303
Interactive Data Corporation	4.50	2-12-18	3,349,546	3,368,772
KAR Auction Services Incorporated	5.00	5-19-17	4,945,299	4,967,553
Kronos Incorporated <	0.00	10-25-19	444,501	446,910

Portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Level 3 Financing Incorporated	4.75%	2-1-16	$2,200,000	$2,221,318
LIN Television Corporation	5.00	12-15-18	397,000	399,978
Local TV Finance LLC	4.22	5-7-15	3,045,848	3,053,462
Lord & Taylor LLC	5.75	12-21-18	451,098	453,638
LPL Holdings	4.00	3-29-19	3,756,125	3,768,633
MedAssets Incorporated	5.25	11-16-16	542,066	545,589
Merisant Company(i)	7.50	1-8-14	772,982	766,219
Mission Broadcasting Incorporated	5.00	9-30-16	77,144	76,662
Nexstar Broadcasting Incorporated	5.00	9-30-16	215,365	214,019
Nielsen Finance LLC Class C	3.47	5-2-16	272,906	274,044
Nielsen Finance LLC Class D	2.47	2-7-17	219,375	217,822
Novelis Incorporated	4.00	3-10-17	990,000	990,990
nTelos Incorporated	4.00	8-7-15	993,890	991,196
Penn National Gaming Incorporated <	0.00	7-27-18	1,103,205	1,103,205
Penn National Gaming Incorporated	3.75	7-16-18	992,462	996,005
Phillips Van Heusen Corporation	3.50	5-6-16	124,055	124,410
Prestige Brands International	5.28	12-20-18	265,909	268,526
Progressive Waste Solutions Limited <	0.00	10-11-19	1,608,529	1,619,596
Rexnord LLC	4.50	4-2-18	1,091,750	1,098,115
SBA Communications Corporation	3.75	6-29-18	1,984,925	1,991,654
SBA Senior Finance II LLC	3.75	9-20-19	409,464	411,204
Springleaf Finance Corporation	5.50	5-5-17	700,000	690,025
Syniverse Technologies Incorporated	5.00	4-10-19	997,500	1,002,488
Tallgrass Energy Partners LP <	0.00	10-25-18	2,777,961	2,777,961
Telesat Holdings Incorporated	4.25	3-26-19	2,643,375	2,664,311
Texas Competitive Electric Holdings LLC	3.75	10-10-14	20,096,983	13,632,387
Total Safety US Incorporated	7.50	10-27-17	893,250	900,691
Transdigm Incorporated	4.00	2-14-17	2,697,778	2,707,328
Tronox Incorporated	4.25	2-2-18	2,394,000	2,406,305
United Surgical Partners International Incorporated	5.25	4-19-17	1,936,576	1,941,417
United Surgical Partners International Incorporated	6.00	3-19-19	1,318,375	1,329,357
Valeant Pharmaceuticals International Incorporated <	0.00	9-27-19	202,587	202,953
Valeant Pharmaceuticals International Incorporated Series D <	0.00	2-27-19	1,695,750	1,700,786
Warnaco Incorporated	3.75	6-15-18	595,477	593,494
Web Service Company LLC	7.00	8-28-14	454,632	452,359
Wendys International Incorporated	4.75	5-3-19	2,800,000	2,823,716

Total Term Loans (Cost $139,320,773)				137,108,885

Yankee Corporate Bonds and Notes: 8.31%

Consumer Discretionary: 0.61%

Diversified Consumer Services: 0.11%
Anglo American Capital Company 144A	4.13	9-27-22	750,000	763,842

Media: 0.50%
Grupo Televisa SA	6.00	5-15-18	750,000	895,674
Myriad International Holdings BV 144A	6.38	7-28-17	750,000	849,375
Videotron Limited	5.00	7-15-22	200,000	207,000
Videotron Limited	9.13	4-15-18	775,000	836,031
WPP Finance 2010 Company	3.63	9-7-22	750,000	767,901

				3,555,981

18	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 0.48%

Beverages: 0.12%
Pernod Ricard SA 144A	4.45%	1-15-22	$760,000	$851,971

Food Products: 0.25%
Brasil Foods SA Company 144A	5.88	6-6-22	750,000	843,750
Brasil Foods SA Company	5.88	6-6-22	850,000	956,250

				1,800,000

Tobacco: 0.11%
BAT International Finance plc 144A	3.25	6-7-22	750,000	778,326

Energy: 1.69%

Energy Equipment & Services: 0.12%
Ensco plc	4.70	3-15-21	750,000	862,907

Oil, Gas & Consumable Fuels: 1.57%
Griffin Coal Mining Company Limited (s)	9.50	12-1-16	237,295	197,548
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-16	2,902,491	2,416,323
Lukoil International Finance Company	7.25	11-5-19	600,000	723,252
Petrobras International Finance Company	5.38	1-27-21	670,000	759,202
Petroleos Mexicanos	4.88	1-24-22	750,000	840,000
Petroplus Finance Limited	5.75	1-20-20	650,000	749,223
Ship Finance International Limited	8.50	12-15-13	3,720,000	3,724,650
TNK BP Finance SA	6.63	3-20-17	1,150,000	1,295,395
Woodside Finance Limited 144A	8.75	3-1-19	405,000	541,693

				11,247,286

Financials: 1.57%

Commercial Banks: 0.85%
Banco de Brasil 144A	5.88	1-26-22	750,000	813,750
Banco de Credito del Peru (i)	4.75	3-16-16	1,200,000	1,281,000
Banco del Estado de Chile 144A	3.88	2-8-22	650,000	698,487
Export Import Bank of Korea	5.00	4-11-22	750,000	882,680
Macquarie Bank Limited 144A	5.00	2-22-17	750,000	814,313
Royal Bank of Scotland plc	4.38	3-16-16	750,000	815,979
Standard Chartered Bank 144A	6.40	9-26-17	650,000	755,866

				6,062,075

Consumer Finance: 0.50%
Wind Acquisition Finance SpA 144A	11.75	7-15-17	3,660,000	3,568,500

Diversified Financial Services: 0.22%
BM&F Bovespa SA	5.50	7-16-20	500,000	577,500
Corporación Andina de Fomento	4.38	6-15-22	958,000	1,040,719
Preferred Term Securities XII Limited (s)(i)	2.09	12-24-33	635,000	191

				1,618,410

Portfolio of investments—October 31, 2012	Wells Fargo Advantage Multi-Sector Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.28%

Airlines: 0.07%
Aguila 3 SA	7.88%	1-31-18	$500,000	$528,750

Commercial Services & Supplies: 0.09%
Tyco Electronics Group SA	3.50	2-3-22	625,000	650,149

Road & Rail: 0.12%
Canadian Pacific Railway Company	4.50	1-15-22	750,000	835,446

Information Technology: 0.50%

Computers & Peripherals: 0.39%
Seagate Technology HDD Holdings	6.80	10-1-16	650,000	718,250
Seagate Technology HDD Holdings	6.88	5-1-20	300,000	312,750
Seagate Technology HDD Holdings	7.00	11-1-21	375,000	391,875
Seagate Technology HDD Holdings	7.75	12-15-18	1,225,000	1,329,125

				2,752,000

Internet Software & Services: 0.11%
Tencent Holdings Limited 144A	4.63	12-12-16	750,000	802,865

Materials: 1.09%

Metals & Mining: 0.90%
ArcelorMittal	4.75	2-25-17	725,000	711,849
Gold Fields Orogen Holdings Company	4.88	10-7-20	1,300,000	1,286,414
Novelis Incorporated	7.25	2-15-15	1,030,000	1,042,442
Novelis Incorporated	8.38	12-15-17	550,000	598,125
Novelis Incorporated	8.75	12-15-20	725,000	799,313
Teck Resources Limited	10.75	5-15-19	1,025,000	1,234,248
Vale Overseas Limited	4.38	1-11-22	750,000	797,612

				6,470,003

Paper & Forest Products: 0.19%
Sappi Limited 144A	7.50	6-15-32	1,560,000	1,329,900

Telecommunication Services: 1.83%

Diversified Telecommunication Services: 1.40%
Ericsson LM	4.13	5-15-22	750,000	786,577
Intelsat Jackson Holdings Limited	7.25	4-1-19	1,425,000	1,528,313
Intelsat Jackson Holdings Limited	7.50	4-1-21	525,000	563,063
Intelsat Jackson Holdings SA	7.25	10-15-20	875,000	929,688
Intelsat Jackson Holdings SA 144A	7.25	10-15-20	900,000	954,000
Intelsat Luxembourg SA ¥	11.50	2-4-17	2,675,000	2,815,438
Qtel International Finance Limited	5.00	10-19-25	500,000	567,500
Sable International Finance Limited	7.75	2-15-17	350,000	374,500
Virgin Media Finance plc	6.50	1-15-18	650,000	705,250
Vivendi SA 144A	4.75	4-12-22	750,000	780,488

				10,004,817

20	Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments—October 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.43%
Digicel Group Limited 144A	12.00%	4-1-14	$1,335,000	$1,475,175
Globo Communicacoes Participacoes SA 144A	4.88	4-11-22	750,000	823,125
Telesat Canada Incorporated 144A	6.00	5-15-17	775,000	807,938

				3,106,238

Utilities: 0.26%

Electric Utilities: 0.26%
Comision Federal de Electricidad 144A	4.88	5-26-21	650,000	729,625
Eskom Holdings Limited	5.75	1-26-21	1,000,000	1,105,000

				1,834,625

Total Yankee Corporate Bonds and Notes (Cost $56,103,052)				59,424,091

	Yield		Shares

Short-Term Investments: 3.68%

Investment Companies: 3.68%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.17		26,329,441	26,329,441

Total Short-Term Investments (Cost $26,329,441)				26,329,441

Total investments in securities (Cost $910,864,444)*	133.38%			954,174,244
Other assets and liabilities, net	(33.38)			(238,806,452)

Total net assets	100.00%			$715,367,792

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

†	Non-income-earning security

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

@	Foreign bond principal is denominated in local currency.

¤	Security issued in zero coupon form with no periodic interest payments.

<	All or a portion of the position represents an unfunded loan commitment.

(i)	Illiquid security for which the designation as illiquid is unaudited

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities and unfunded loans.

*	Cost for federal income tax purposes is $915,061,017 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$56,619,185
Gross unrealized depreciation	(17,505,958)

Net unrealized appreciation	$39,113,227

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees of

Wells Fargo Advantage Multi-Sector Income Fund:

We have audited the financial statements of the Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) as of October 31, 2012, for each of the years presented and have issued our unqualified report thereon dated December 21, 2012 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Boards (United States). Our audit included audits of the Fund’s portfolio of investments (the Portfolio) as of October 31, 2012 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, present fairly, in all material respects, the information set forth therein.

Boston, Massachusetts

December 21, 2012

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

PROXY VOTING POLICIES AND PROCEDURES REVISED AS OF FEBRUARY 8, 2012

1. Scope of Policies and Procedures. These Policies and Procedures (“Procedures”) are used to determine how to vote proxies relating to portfolio securities held by the series of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Asset Allocation Trust, Wells Fargo Advantage Global Dividend Opportunity Fund, Wells Fargo Advantage Income Opportunities Fund, Wells Fargo Advantage Multi-Sector Income Fund, and Wells Fargo Advantage Utilities & High Income Fund (the “Trusts”) except for those series that exclusively hold non-voting securities (hereafter, all such series, and all such Trusts not having separate series, holding voting securities are referred to as the “Funds”).

2. Voting Philosophy. The Funds and Wells Fargo Funds Management, LLC (“Funds Management”) have adopted these Procedures to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer. Funds Management exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, the Funds support sound corporate governance practices within companies in which they invest.

3. Responsibilities

(a) Board of Trustees. The Board of Trustees of each Trust (the “Board”) has delegated the responsibility for voting proxies relating to the Funds’ portfolio securities to Funds Management. The Board retains the authority to make or ratify any voting decisions or approve any changes to these Procedures as the Board deems appropriate. Funds Management will provide reports to the Board regarding voting matters when and as reasonably requested by the Board. The Board shall review these Procedures as often as it deems appropriate to consider whether any revisions are warranted. On an annual basis, the Board shall receive and review a report from Funds Management on the proxy voting process.

(b) Funds Management Proxy Committee

(i)	Responsibilities. The Funds Management Proxy Voting Committee (the “Proxy Committee”) shall be responsible for overseeing the proxy voting process to ensure its implementation in conformance with these Procedures. The Proxy Committee shall monitor Institutional Shareholder Services (“ISS”), the proxy voting agent for Funds Management, to determine that ISS is accurately applying the Procedures as set forth herein. The Proxy Committee shall review the continuing appropriateness of the Procedures set forth herein, recommend revisions to the Board as necessary and provide an annual update to the Board on the proxy voting process.

(ii)

Voting Guidelines. Appendix A hereto sets forth guidelines regarding how proxies will be voted on the issues specified. ISS will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, ISS will forward the proxy to the Proxy Committee for a vote determination by the Proxy Committee. Finally, with respect to issues for which a vote for or against is specified by the Procedures, the Proxy Committee shall have the authority to direct ISS to forward the proxy to the Proxy Committee for a discretionary vote by the Proxy Committee if the Proxy Committee determines that a case-by-case review of such matter is warranted. The Proxy Committee may also consult Fund sub-advisers on certain proxy voting issues on a case-by-case basis as the Proxy Committee deems appropriate or to the extent that a sub-adviser of a Fund makes a recommendation regarding a proxy voting issue. As a general matter, however, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

(iii)	Proxy Committee. In all cases, the Proxy Committee will exercise its voting discretion in accordance with the voting philosophy of the Funds. In cases where a proxy is forwarded by ISS to the Proxy Committee, the Proxy Committee may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS or other independent sources; (ii) input from the investment sub-adviser responsible for purchasing the security; and (iii) information provided by company management and shareholder groups.

Voting decisions made by the Proxy Committee will be reported to ISS to ensure that the vote is registered in a timely manner and included in Form N-PX reporting.

(iv)	Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

(v)	Practical Limitations to Proxy Voting. While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

(vi)

Conflicts of Interest. Funds Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Funds Management or its affiliates have other relationships with the issuer of the proxy. In most instances, conflicts of interest are avoided through a strict and objective application of the voting guidelines attached hereto. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise require a vote by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing ISS to vote in accordance with the recommendation ISS makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (5) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (6) erecting information barriers around the person or persons making voting decisions; (7) voting in proportion to other shareholders (“mirror voting”); or (8) voting in other ways that are consistent with each Fund’s obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee will not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Fund (such as a sub-adviser or principal underwriter)

or any affiliated persons of such affiliated persons and the Proxy Committee will vote all such matters without regard to the conflict.

Funds Management may also have a conflict of interest regarding a proxy to be voted on if a member of the Board has an affiliation, directly or indirectly, with a public or private company (an “Identified Company”). Identified Companies include a Board member’s employer, as well as any company of which the Board member is a director or officer or a 5% or more shareholder. The Proxy Committee shall address such a conflict by instructing ISS to vote in accordance with the recommendation ISS makes to its clients.

(vii)	Meetings. The Proxy Committee shall convene as needed and when discretionary voting determinations need to be considered, and shall have the authority to act by vote of a majority of the Proxy Committee members available at that time. The Proxy Committee shall also meet at least semi-annually to review the Procedures and the performance of ISS in exercising its proxy voting responsibilities.

(viii)	Membership. The voting members of the Proxy Committee shall be Tom Biwer, Travis Keshemberg, Patrick McGuinnis and Erik Sens. Andrew Owen shall be a non-voting member and serve in an advisory capacity on the Proxy Committee. Changes to the membership of the Proxy Committee will be made only with Board approval. Upon departure from Funds Management, a member’s position on the Proxy Committee will automatically terminate.

4. Disclosure of Policies and Procedures. Each Fund shall disclose in its statement of additional information a description of the policies and procedures it uses to determine how to vote proxies relating to securities held in its portfolio. In addition, each Fund shall disclose in its semi- and annual reports that a description of its proxy voting policies and procedures is available without charge, upon request, by calling 1-800-222-8222, on the Fund’s web site at www.wellsfargo.com/advantagefunds and on the Securities and Exchange Commission’s website at http://www.sec.gov.

5. Disclosure of Proxy Voting Record. Each Trust shall file with the Commission an annual report on Form N-PX not later than August 31 of each year (beginning August 31, 2004), containing the Trust’s proxy voting record for the most recent twelve-month period ended June 30.

Each Fund shall disclose in its statement of additional information and semi- and annual reports that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ web site at www.wellsfargo.com/advantagefunds or by accessing the Commission’s web site at www.sec.gov.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•

The Council of Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security (unless the CUSIP is not available through reasonably practicable means, in which case it will be omitted);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the Fund cast its vote on the matter;

•	How the Fund cast its vote (e.g. for or against a proposal, or abstain; for or withhold regarding election of directors); and

•	Whether the Fund cast its vote for or against management.

Form N-PX shall be made available to Fund shareholders through the SEC web site.

APPENDIX A

TO

PROXY VOTING POLICIES AND PROCEDURES

Funds Management will vote proxies relating to portfolio securities held by the Trusts in accordance with the following proxy voting guidelines. To the extent the specific guidelines below do not address a proxy voting proposal, Funds Management will vote pursuant to ISS’ current U.S. and International proxy voting guidelines. Proxies for securities held by the Wells Fargo Advantage Social Awareness Fund related to social and environmental proposals will be voted pursuant to ISS’ current SRI Proxy Voting Guidelines. In addition, proxies related to issues not addressed by the specific guidelines below or by ISS’ current U.S. and International proxy voting guidelines will be forwarded to the Proxy Committee for a vote determination by the Proxy Committee.

Uncontested Election of Directors or Trustees

THE FUNDS will generally vote for all uncontested director or trustee nominees. The Nominating Committee is in the best position to select nominees who are available and capable of working well together to oversee management of the company. THE FUNDS will not require a performance test for directors.

THE FUNDS will generally vote for reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors, unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.

THE FUNDS will withhold votes for a director if the nominee fails to attend at least 75% of the board and committee meetings without a valid excuse.

THE FUNDS will vote against routine election of directors if any of the following apply: company fails to disclose adequate information in a timely manner, serious issues with the finances, questionable transactions, conflicts of interest, record of abuses against minority shareholder interests, bundling of director elections, and/or egregious governance practices.

THE FUNDS will withhold votes from the entire board (except for new nominees) where the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes has not been addressed.

THE FUNDS will withhold votes from members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures, are identified.

THE FUNDS will withhold votes from members of the Audit Committee if the company receives an adverse opinion on the company’s financial statements from its auditor.

THE FUNDS will withhold votes from members of the Audit Committee if there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

THE FUNDS will withhold votes from all directors (except for new nominees) if the company has adopted or renewed a poison pill without shareholder approval since the

FOR FOR WITHHOLD AGAINST WITHHOLD WITHHOLD WITHHOLD WITHHOLD

company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and does not have a requirement or does not commit to put the pill to shareholder vote within 12 months. In addition, THE FUNDS will withhold votes on all directors at any company that responds to the majority of the shareholders voting by putting the poison pill to a shareholder vote with a recommendation other than to eliminate the pill.

THE FUNDS will withhold votes from compensation committee members if they fail to submit one-time transferable stock options (TSO’s) to shareholders for approval.

WITHHOLD WITHHOLD

Limitation on Number of Boards a Director May Sit On

THE FUNDS will withhold votes from directors who sit on more than six boards.

THE FUNDS will withhold votes from CEO directors who sit on more than two outside boards besides their own.

WITHHOLD WITHHOLD

Ratification of Auditors

THE FUNDS will vote against auditors and withhold votes from audit committee members if non-audit fees are greater than audit fees, audit-related fees, and permitted tax fees, combined. THE FUNDS will follow the disclosure categories being proposed by the SEC in applying the above formula.

With the above exception, THE FUNDS will generally vote for proposals to ratify auditors unless:

•       an auditor has a financial interest in or association with the company, and is therefore not independent, or

•       there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

THE FUNDS will vote against proposals that require auditors to attend annual meetings as auditors are regularly reviewed by the board audit committee, and such attendance is unnecessary.

THE FUNDS will vote for shareholder proposals requesting a shareholder vote for audit firm ratification.

THE FUNDS will vote against shareholder proposals asking for audit firm rotation. This practice is viewed as too disruptive and too costly to implement for the benefit achieved.

AGAINST/ WITHHOLD FOR AGAINST AGAINST AGAINST FOR AGAINST

Company Name Change/Purpose

THE FUNDS will vote for proposals to change the company name as management and the board is best suited to determine if such change in company name is necessary.

However, where the name change is requested in connection with a reorganization of the company, the vote will be based on the merits of the reorganization.

FOR CASE-BY-CASE

In addition, THE FUNDS will generally vote for proposals to amend the purpose of the company. Management is in the best position to know whether the description of what the company does is accurate, or whether it needs to be updated by deleting, adding or revising language.

FOR

Employee Stock Purchase Plans/401(k) Employee Benefit Plans

THE FUNDS will vote for proposals to adopt, amend or increase authorized shares for employee stock purchase plans and 401(k) plans for employees as properly structured plans enable employees to purchase common stock at a slight discount and thus own a beneficial interest in the company, provided that the total cost of the company’s plan is not above the allowable cap for the company.

Similarly, THE FUNDS will generally vote for proposals to adopt or amend thrift and savings plans, retirement plans, pension plans and profit plans.

FOR FOR

Anti-Hedging/Pledging/Speculative Investments Policy

THE FUNDS will consider proposals prohibiting named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan on a case-by-case basis. The company’s existing policies regarding responsible use of company stock will be considered.

CASE-BY-CASE

Approve Other Business

THE FUNDS will generally vote for proposals to approve other business. This transfer of authority allows the corporation to take certain ministerial steps that may arise at the annual or special meeting.

However, THE FUNDS retains the discretion to vote against such proposals if adequate information is not provided in the proxy statement, or the measures are significant and no further approval from shareholders is sought.

FOR AGAINST

Independent Board of Directors/Board Committees

THE FUNDS will vote for proposals requiring that two-thirds of the board be independent directors. An independent board faces fewer conflicts and is best prepared to protect stockholders’ interests.

THE FUNDS will withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

THE FUNDS will withhold votes from compensation committee members where there is a pay-for-performance disconnect (for Russell 3000 companies).

THE FUNDS will vote for proposals requesting that the board audit, compensation and/or nominating committees be composed of independent directors, only. Committees should be composed entirely of independent directors in order to avoid conflicts of interest.

THE FUNDS will withhold votes from any insiders or affiliated outsiders on audit, compensation or nominating committees. THE FUNDS will withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not been established.

FOR WITHHOLD WITHHOLD FOR WITHHOLD

THE FUNDS will vote against proposals from shareholders requesting an independent compensation consultant.	AGAINST
Director Fees THE FUNDS will vote for proposals to set director fees.	FOR

Minimum Stock Requirements by Directors

THE FUNDS will vote against proposals requiring directors to own a minimum number of shares of company stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an across-the-board requirement that could prevent qualified individuals from serving as directors.

AGAINST

Indemnification and Liability Provisions for Directors and Officers

THE FUNDS will vote for proposals to allow indemnification of directors and officers, when the actions taken were on behalf of the company and no criminal violations occurred. THE FUNDS will also vote in favor of proposals to purchase liability insurance covering liability in connection with those actions. Not allowing companies to indemnify directors and officers to the degree possible under the law would limit the ability of the company to attract qualified individuals.

Alternatively, THE FUNDS will vote against indemnity proposals that are overly broad. For example, THE FUNDS will oppose proposals to indemnify directors for acts going beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts not otherwise allowed by state law or more serious violations of fiduciary obligations.

FOR AGAINST

Nominee Statement in the Proxy

THE FUNDS will vote against proposals that require board nominees to have a statement of candidacy in the proxy, since the proxy statement already provides adequate information pertaining to the election of directors.

AGAINST

Director Tenure/Retirement Age

THE FUNDS will vote against proposals to limit the tenure of directors as such limitations based on an arbitrary number could prevent qualified individuals from serving as directors. However, THE FUNDS is in favor of inserting cautionary language when the average director tenure on the board exceeds 15 years for the entire board.

The Funds will vote for proposals to establish a mandatory retirement age for directors provided that such retirement age is not less than 65.

AGAINST FOR

Board Powers/Procedures/Qualifications

THE FUNDS will consider on a case-by-case basis proposals to amend the corporation’s By-laws so that the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the amount to be reserved as working capital, and fix the number of directors and what number shall constitute a quorum of the Board. In determining these issues, THE FUNDS will rely on the proxy voting Guidelines.

CASE-BY-CASE
Adjourn Meeting to Solicit Additional Votes

THE FUNDS will examine proposals to adjourn the meeting to solicit additional votes on a case-by-case basis. As additional solicitation may be costly and could result in coercive pressure on shareholders, THE
FUNDS will consider the nature of the proposal and its vote recommendations for the scheduled meeting.

THE FUNDS will vote for this item when:

THE FUNDS is supportive of the underlying merger proposal; the company provides a sufficient, compelling reason to support the adjournment proposal; and the authority is limited to adjournment proposals requesting the authority to adjourn solely to solicit proxies to approve a transaction THE FUNDS supports.

CASE-BY-CASE FOR

Reimbursement of Solicitation Expenses

THE FUNDS will consider contested elections on a case-by-case basis, considering the following factors:
long-term financial performance of the target company relative to its industry; management’s track record;
background of the proxy contest; qualifications of director or trustee nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

CASE-BY-CASE

Board Structure: Staggered vs. Annual Elections

THE FUNDS will consider the issue of classified boards on a case-by-case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns. On the other hand, in some cases, staggered elections may provide for the continuity of experienced directors on the Board.

CASE-BY-CASE

Removal of Directors

THE FUNDS will consider on a case-by-case basis proposals to eliminate shareholders’ rights to remove directors with or without cause or only with approval of two-thirds or more of the shares entitled to vote.

However, a requirement that a 75% or greater vote be obtained for removal of directors is abusive and will warrant a vote against the proposal.

CASE-BY-CASE AGAINST

Board Vacancies

THE FUNDS will vote against proposals that allow the board to fill vacancies without shareholder approval as these authorizations run contrary to basic shareholders’ rights.

Alternatively, THE FUNDS will vote for proposals that permit shareholders to elect directors to fill board vacancies.

AGAINST FOR

Cumulative Voting

THE FUNDS will vote on proposals to permit or eliminate cumulative voting on a case-by-case basis based upon the existence of a counter balancing governance structure and company performance, in accordance with its proxy voting guideline philosophy.

THE FUNDS will vote for against cumulative voting if the board is elected annually.

CASE-BY-CASE

AGAINST

Board Size

THE FUNDS will vote for proposals that seek to fix the size of the board, as the ability for management to increase or decrease the size of the board in the face of a proxy contest may be used as a takeover defense.

However, if the company has cumulative voting, downsizing the board may decrease a minority shareholder’s chances of electing a director.

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.

FOR

Shareholder Rights Plan (Poison Pills)

THE FUNDS will generally vote for proposals that request a company to submit its poison pill for shareholder ratification.

Alternatively, THE FUNDS will analyze proposals to redeem a company’s poison pill, or requesting the ratification of a poison pill on a case-by-case basis.

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.

FOR CASE-BY-CASE

Fair Price Provisions

THE FUNDS will consider fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

THE FUNDS will vote against fair price provisions with shareholder vote requirements of 75% or more of disinterested shares.

CASE-BY-CASE AGAINST

Greenmail

THE FUNDS will generally vote in favor of proposals limiting the corporation’s authority to purchase shares of common stock (or other outstanding securities) from a holder of a stated interest (5% or more) at a premium unless the same offer is made to all shareholders. These are known as “anti-greenmail” provisions. Greenmail discriminates against rank-and-file shareholders and may have an adverse effect on corporate image.

If the proposal is bundled with other charter or bylaw amendments, THE FUNDS will analyze such proposals on a case-by-case basis. In addition, THE FUNDS will analyze restructurings that involve the payment of pale greenmail on a case-by-case basis.

FOR CASE-BY-CASE

Voting Rights

THE FUNDS will vote for proposals that seek to maintain or convert to a one-share, one-vote capital structure as such a principle ensures that management is accountable to all the company’s owners.

FOR

Alternatively, THE FUNDS will vote against any proposals to cap the number of votes a shareholder is entitled to. Any measure that places a ceiling on voting may entrench management and lessen its interest in maximizing shareholder value.

AGAINST

Dual Class/Multiple-Voting Stock

THE FUNDS will vote against proposals that authorize, amend or increase dual class or multiple-voting stock which may be used in exchanges or recapitalizations. Dual class or multiple-voting stock carry unequal voting rights, which differ from those of the broadly traded class of common stock.

Alternatively, THE FUNDS will vote for the elimination of dual class or multiple-voting stock, which carry different rights than the common stock.

AGAINST FOR
Confidential Voting THE FUNDS will vote for proposals to adopt confidential voting.	FOR

Vote Tabulations

THE FUNDS will vote against proposals asking corporations to refrain from counting abstentions and broker non-votes in their vote tabulations and to eliminate the company’s discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock exchanges.

AGAINST

Equal Access to the Proxy

THE FUNDS will evaluate Shareholder proposals requiring companies to give shareholders access to the proxy ballot for the purpose of nominating board members, on a case-by-case basis taking into account the ownership threshold proposed in the resolution and the proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

CASE-BY-CASE

Disclosure of Information

THE FUNDS will vote against shareholder proposals requesting fuller disclosure of company policies, plans, or business practices. Such proposals rarely enhance shareholder return and in many cases would require disclosure of confidential business information.

AGAINST

Annual Meetings

THE FUNDS will vote for proposals to amend procedures or change date or location of the annual meeting. Decisions as to procedures, dates or locations of meetings are best placed with management.

Alternatively, THE FUNDS will vote against proposals from shareholders calling for a change in the location or date of annual meetings as no date or location proposed will be acceptable to all shareholders.

THE FUNDS will generally vote in favor of proposals to reduce the quorum necessary for shareholders’ meetings, subject to a minimum of a simple majority of the company’s outstanding voting shares.

FOR AGAINST FOR

Shareholder Advisory Committees/Independent Inspectors

THE FUNDS will vote against proposals seeking to establish shareholder advisory committees or independent inspectors. The existence of such bodies dilutes the responsibility of the board for managing the affairs of the corporation.

AGAINST

Technical Amendments to the Charter of Bylaws

THE FUNDS will generally vote in favor of charter and bylaw amendments proposed solely to conform to modern business practices, for simplification, or to comply with what management’s counsel interprets as applicable law.

However, amendments that have a material effect on shareholder’s rights will be considered on a case-by-case basis.

FOR CASE-BY-CASE

Bundled Proposals

THE FUNDS will vote for bundled or “conditional” proxy proposals on a case-by-case basis, as THE FUNDS will examine the benefits and costs of the packaged items, and determine if the effect of the conditioned items are in the best interests of shareholders.

CASE-BY-CASE

Dividends

THE FUNDS will vote for proposals to allocate income and set dividends.

THE FUNDS will also vote for proposals that authorize a dividend reinvestment program as it allows investors to receive additional stock in lieu of a cash dividend.

However, if a proposal for a special bonus dividend is made that specifically rewards a certain class of shareholders over another, THE FUNDS will vote against the proposal.

THE FUNDS will also vote against proposals from shareholders requesting management to redistribute profits or restructure investments. Management is best placed to determine how to allocate corporate earnings or set dividends.

FOR FOR AGAINST AGAINST
Reduce the Par Value of the Common Stock THE FUNDS will vote for proposals to reduce the par value of common stock.	FOR

Preferred Stock Authorization

THE FUNDS will generally vote for proposals to create preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, or where the stock may be used to consummate beneficial acquisitions, combinations or financings.

Alternatively, THE FUNDS will vote against proposals to authorize or issue preferred stock if the board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval (blank check preferred stock).

FOR AGAINST

In addition, THE FUNDS will vote against proposals to issue preferred stock if the shares to be used have voting rights greater than those available to other shareholders.

THE FUNDS will vote for proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes (white squire placements).

AGAINST FOR

Preemptive Rights

THE FUNDS will generally vote for proposals to eliminate preemptive rights. Preemptive rights are unnecessary to protect shareholder interests due to the size of most modern companies, the number of investors and the liquidity of trading.

FOR

Share Repurchase Plans

THE FUNDS will vote for share repurchase plans, unless:

•       there is clear evidence of past abuse of the authority; or

•       the plan contains no safeguards against selective buy-backs.

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

FOR AGAINST AGAINST

Executive and Director Compensation Plans

THE FUNDS will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Such proposals may seek shareholder approval to adopt a new plan, or to increase shares reserved for an existing plan.

THE FUNDS will review the potential cost and dilutive effect of the plan. After determining how much the plan will cost, ISS evaluates whether the cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is below the allowable cap, THE FUNDS will vote for the plan. ISS will also apply a pay for performance overlay in assessing equity-based compensation plans for Russell 3000 companies.

If the proposed cost is above the allowable cap, THE FUNDS will vote against the plan.

Among the plan features that may result in a vote against the plan are:

•       plan administrators are given the authority to reprice or replace underwater options; repricing guidelines will conform to changes in the NYSE and NASDAQ listing rules.

THE FUNDS will vote against equity plans that have high average three-year burn rate. (The burn rate is calculated as the total number of stock awards and stock options granted any given year divided by the number of common shares outstanding.) THE FUNDS will define a high average three-year burn rate as the following: The company’s most recent three-year burn rate exceeds one standard deviation of its four-digit GICS peer group segmented by Russell 3000 index and non-Russell 3000 index; and the company’s most recent three-year burn rate exceeds 2% of common shares outstanding. For companies that grant both full value awards and stock options to their employees, THE FUNDS shall apply

CASE-BY-CASE FOR AGAINST AGAINST AGAINST

a premium on full value awards for the past three fiscal years.

Even if the equity plan fails the above burn rate, THE FUNDS will vote for the plan if the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation. If the company fails to fulfill its burn rate commitment, THE FUNDS will consider withholding from the members of the compensation committee.

THE FUNDS will calculate a higher award value for awards that have Dividend Equivalent Rights (DER’s) associated with them.

THE FUNDS will generally vote for shareholder proposals requiring performance-based stock options unless the proposal is overly restrictive or the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

THE FUNDS will vote for shareholder proposals asking the company to expense stock options, as a result of the FASB final rule on expensing stock options.

THE FUNDS will generally vote for shareholder proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.

THE FUNDS will generally vote for TSO awards within a new equity plan if the total cost of the equity plan is less than the company’s allowable cap.

THE FUNDS will generally vote against shareholder proposals to ban future stock option grants to executives. This may be supportable in extreme cases where a company is a serial repricer, has a huge overhang, or has highly dilutive, broad-based (non-approved) plans and is not acting to correct the situation.

THE FUNDS will evaluate shareholder proposals asking companies to adopt holding periods for their executives on a case-by-case basis taking into consideration the company’s current holding period or officer share ownership requirements, as well as actual officer stock ownership in the company.

For certain OBRA-related proposals, THE FUNDS will vote for plan provisions that (a) place a cap on annual grants or amend administrative features, and (b) add performance criteria to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

In addition, director compensation plans may also include stock plans that provide directors with the option of taking all or a portion of their cash compensation in the form of stock. THE FUNDS will consider these plans based on their voting power dilution.

THE FUNDS will generally vote for retirement plans for directors.

THE FUNDS will evaluate compensation proposals (Tax Havens) requesting share option schemes or amending an existing share option scheme on a case-by-case basis.

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner’s interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.

FOR CASE-BY-CASE FOR FOR FOR FOR AGAINST CASE-BY-CASE FOR CASE-BY-CASE

FOR CASE-BY-CASE

Bonus Plans

THE FUNDS will vote for proposals to adopt annual or long-term cash or cash-and-stock bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. THE FUNDS will consider whether the plan is comparable to plans adopted by companies of similar size in the company’s industry and whether it is justified by the company’s performance.

CASE-BY-CASE

Deferred Compensation Plans

THE FUNDS will generally vote for proposals to adopt or amend deferred compensation plans as they allow the compensation committee to tailor the plan to the needs of the executives or board of directors, unless

•     the proposal is embedded in an executive or director compensation plan that is contrary to guidelines

FOR AGAINST

Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation

THE FUNDS will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits.

THE FUNDS will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

THE FUNDS will generally vote against proposals seek to limit executive and director pay.

FOR FOR AGAINST
Tax-Gross-Up Payments THE FUNDS will examine on a case-by-case basis proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives.	CASE-BY-CASE
Relocation Benefits The FUNDS will not consider relocation benefits as a problematic pay practice in connection with management say-on-pay proposals.
Exchange Offers/Re-Pricing The FUNDS will not vote against option exchange programs made available to executives and directors that are otherwise found acceptable.
Golden and Tin Parachutes

THE FUNDS will vote for proposals that seek shareholder ratification of golden or tin parachutes as shareholders should have the opportunity to approve or disapprove of these severance agreements.

Alternatively, THE FUNDS will examine on a case-by-case basis proposals that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also enhance employee morale and productivity. Among the arrangements that will be considered on their merits are:

•       arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;

•       guarantees of benefits if a key employee voluntarily terminates;

•       guarantees of benefits to employees lower than very senior management; and

•       indemnification of liability for excise taxes.

By contrast, THE FUNDS will vote against proposals that would guarantee benefits in a management-led buyout.

FOR CASE-BY-CASE AGAINST

Stakeholder Laws

THE FUNDS will vote against resolutions that would allow the Board to consider stakeholder interests (local communities, employees, suppliers, creditors, etc.) when faced with a takeover offer.

Similarly, THE FUNDS will vote for proposals to opt out of stakeholder laws, which permit directors, when taking action, to weight the interests of constituencies other than shareholders in the process of corporate decision-making. Such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.

AGAINST FOR

Mergers/Acquisitions and Corporate Restructurings

THE FUNDS will consider proposals on mergers and acquisitions on a case-by-case basis. THE FUNDS will determine if the transaction is in the best economic interests of the shareholders. THE FUNDS will take into account the following factors:

•       anticipated financial and operating benefits;

•       offer price (cost versus premium);

•       prospects for the combined companies;

•       how the deal was negotiated;

•       changes in corporate governance and their impact on shareholder rights.

In addition, THE FUNDS will also consider whether current shareholders would control a minority of the combined company’s outstanding voting power, and whether a reputable financial advisor was retained in order to ensure the protection of shareholders’ interests.

On all other business transactions, i.e. corporate restructuring, spin-offs, asset sales, liquidations, and restructurings, THE FUNDS will analyze such proposals on a case-by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but THE FUNDS may also review the compensation plan for executives managing the liquidation.

CASE-BY-CASE CASE-BY-CASE CASE-BY-CASE
Appraisal Rights

THE FUNDS will vote for proposals to restore, or provide shareholders with rights of appraisal.

Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial review in order to determine the fair value of their shares.

FOR

Mutual Fund Proxies

THE FUNDS will vote mutual fund proxies on a case-by-case basis.

Proposals may include, and are not limited to, the following issues:

•       eliminating the need for annual meetings of mutual fund shareholders;

•       entering into or extending investment advisory agreements and management contracts;

•       permitting securities lending and participation in repurchase agreements;

•       changing fees and expenses; and

•       changing investment policies.

CASE-BY-CASE

APPENDIX B

TO

PROXY VOTING POLICIES AND PROCEDURES

Members of Funds Management Proxy Voting Committee

Thomas C. Biwer, CFA

Mr. Biwer has 38 years experience in finance and investments. He has served as an investment analyst, portfolio strategist, and corporate pension officer. He received B.S. and M.B.A. degrees from the University of Illinois and has earned the right to use the CFA designation.

Erik J. Sens, CFA

Mr. Sens has 22 years of investment industry experience. He has served as an investment analyst and portfolio manager. He received undergraduate degrees in Finance and Philosophy from the University of San Francisco and has earned the right to use the CFA designation.

Travis L. Keshemberg, CFA

Mr. Keshemberg has 17 years experience in the investment industry. He has served as a overlay portfolio manager and investment consultant. He holds a Masters Degree from the University of Wisconsin – Milwaukee and Bachelors degree from Marquette University. He has earned the right to use the CFA, CIPM and CIMA designations.

Patrick E. McGuinnis, CFA

Mr. McGuinnis has 12 years of experience in the investment industry as an analyst. He holds B.S. and M.S. degrees in Finance from the University of Wisconsin and has earned the right to use the CFA designation.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

PORTFOLIO MANAGERS

Niklas Nordenfelt, CFA

Mr. Nordenfelt is jointly responsible for managing the Fund, which he has managed since 2010. Mr. Nordenfelt joined Wells Capital Management in 2003, where he is a senior portfolio manager and co-manager of the Sutter High Yield Fixed Income team. Education: B.S., Economics, University of California, Berkeley.

Philip Susser

Mr. Susser is jointly responsible for managing the Fund, which he has managed since 2010. Mr. Susser joined Wells Capital Management in 2001, where he is a senior portfolio manager and co-manager of the Sutter High Yield Fixed Income team. Education: B.A., Economics, University of Pennsylvania; J.D., University of Michigan.

Janet S. Rilling, CFA, CPA

Mr. Rilling is jointly responsible for managing the Fund, which she has managed since 2011. Ms. Rilling has been with Wells Capital Management or one of its affiliate firms since 2005. Ms Rilling has been working in the investment management field since 1995.

Michael Bray, CFA

Mr. Bray is jointly responsible for managing the Fund, which he has managed since 2011. Mr. Bray joined Wells Capital Management in 2005 as a portfolio manager on the Customized Fixed Income Team specializing in government, agency and interest rate derivative instruments. Prior to joining Wells Capital Management, Mr. Bray was a principal responsible for multi-currency yield curve arbitrage business at Windward Capital, LLC from 2004 to 2005. From 1996 to 2004, he was the managing director at State Street Research and Management, focusing on mutual fund and institutional account management. Education: B.S., Math and Actuarial Science, University of Connecticut, Storrs; M.B.A., Pennsylvania State University.

Christopher Y. Kauffman, CFA

Mr. Kauffman is jointly responsible for managing Fund, which he has managed since 2008. Mr. Kauffman has been with Wells Capital Management or an affiliate firm since 2003, where he is a senior portfolio manager with Wells Fargo affiliate Tattersall Advisory Group (TAG). Education: B.A., Finance and Economics, Master’s, Business Administration with an emphasis in finance, Washington University in St. Louis, MO.

Anthony Norris

Mr. Norris is jointly responsible for managing Fund, which he has managed since 2003. Mr. Norris is Managing Director, Chief Investment Officer, and Senior Portfolio Manager with First International Advisors. He has been with Wells Capital or one of its affiliate firms since 1990.

Peter Wilson

Mr. Wilson is jointly responsible for managing the Fund, which he has managed since 2003. Mr. Wilson is Managing Director, Chief Operating Officer, and Senior Portfolio Manager with First International Advisors in London. Mr. Wilson has been with Wells Capital or one of its affiliate firms since 1989. He was educated in Canada, Hong Kong and England.

Michael Lee

Mr. Lee is jointly responsible for managing the Fund, which he has managed since 2003. Mr. Lee joined First International Advisors in 1992, where he currently serves as a Director of Trading and Senior Portfolio Manager.

Alex Perrin

Mr. Perrin is jointly responsible for managing the Fund, which he has managed since 2003. Mr. Perrin joined First International Advisors in 1992, where he currently serves as Director of Research and Senior Portfolio Manager.

Christopher Wightman

Mr. Wightman is jointly responsible for managing the Fund, which he has managed since 2012. Mr. Wightman joined First International Advisors in 2011, where he currently serves as Senior Portfolio Manager. Prior to joining First International Advisors, he served as a senior investment manager specializing in global fixed income strategies at JP Morgan Chase.

OTHER FUNDS AND ACCOUNTS MANAGED

The following table provides information about the registered investment companies and other pooled investment vehicles and accounts managed by the portfolio manager of the Fund as of the Fund’s most recent period ended October 31, 2012.

Niklas Nordenfelt

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	3	5	25

Total assets of above accounts (millions)	$1,655.8	$597.6	$2,455.3

performance based fee accounts:

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	3	5	25
Total assets of above accounts (millions)	$1,655.8	$597.6	$2,455.3

Philip Susser
I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	3	5	25
Total assets of above accounts (millions)	$1,655.8	$597.6	$2,455.3

performance based fee accounts:

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	3	5	25
Total assets of above accounts (millions)	$1,655.8	$597.6	$2,455.3

Janet S. Rilling
I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	1	4	31
Total assets of above accounts (millions)	$542	$2,030	$3,893

performance based fee accounts:

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	1
Total assets of above accounts (millions)	$0	$0	$450

Michael Bray
I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	5	2	7
Total assets of above accounts (millions)	$4,139	$1,730	$2,395

performance based fee accounts:

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

Christopher Y. Kauffman
I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	0	2
Total assets of above accounts (millions)	$5,223	$0	$124

performance based fee accounts:

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

Anthony Norris
I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	6	21
Total assets of above accounts (millions)	$1,997	$481	$3,961

performance based fee accounts:

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

Peter Wilson
I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	6	21
Total assets of above accounts (millions)	$1,997	$481	$3,961

performance based fee accounts:

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0

Total assets of above accounts (millions)	$0	$0	$0

Michael Lee
I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	6	21
Total assets of above accounts (millions)	$1,997	$481	$3,961

performance based fee accounts:

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

Alex Perrin
I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	6	21
Total assets of above accounts (millions)	$1,997	$481	$3,961

performance based fee accounts:

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

Christopher Wightman
I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	6	21
Total assets of above accounts (millions)	$1,997	$481	$3,961

performance based fee accounts:

I manage the following types of accounts:	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

MATERIAL CONFLICTS OF INTEREST

The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some of the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

First International Advisors

First International Advisors’ Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, First International Advisors has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Wells Capital Management

Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

COMPENSATION

The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

First International Advisors Compensation. The compensation structure for First International Advisors’s Portfolio Managers includes a competitive fixed base salary plus variable incentives (First International Advisors utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3-and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the Performance” sections of the Prospectuses.

Wells Capital Management Compensation. The compensation structure for Wells Capital Management’s Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the Performance” sections of the Prospectuses.

BENEFICIAL OWNERSHIP OF THE FUND

The following table shows for each Portfolio Manager the dollar value of the Fund beneficially owned by the Portfolio Manager as of October 31, 2012:

Wells Fargo Advantage Multi-Sector Income Fund
Niklas Nordenfelt	none
Phil Susser	none
Janet S. Rilling	none
Michael J. Bray	none
Christopher Kauffman	none
Tony Norris	none
Peter Wilson	none
Michael Lee	none
Alex Perrin	none
Christopher Wightman	none

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund
By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 26, 2012

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 26, 2012